UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2017

AFR-QTLY-0317
1.813066.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 85.3%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4% 8/7/21 (b)	$9,203	$9,272
TransDigm, Inc.:
Tranche C, term loan 3.9578% 2/28/20 (b)	56,478	56,337
Tranche F, term loan 3.7783% 6/9/23 (b)	29,850	29,762

TOTAL AEROSPACE		95,371

Automotive & Auto Parts - 0.8%
Caliber Holdings Corp.:
Tranche 1LN, term loan 1/25/24 (c)	9,045	9,113
Tranche 2LN, term loan:
1/25/24 (c)	905	911
1/25/25 (c)	2,710	2,737
Chrysler Group LLC term loan 3.27% 12/31/18 (b)	7,147	7,151
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,497	14,610
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	12,094
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	13,703	13,651
Tower Automotive Holdings U.S.A. LLC term loan 4.0625% 4/23/20 (b)	17,218	17,326

TOTAL AUTOMOTIVE & AUTO PARTS		77,593

Broadcasting - 1.5%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	19,019	19,173
Clear Channel Communications, Inc. Tranche D, term loan 7.5283% 1/30/19 (b)	64,710	53,588
Entercom Radio, LLC Tranche B, term loan 4.5% 11/1/23 (b)	5,813	5,868
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	19,752	19,851
Nielsen Finance LLC Tranche B 3LN, term loan 3.2656% 10/4/23 (b)	11,970	12,045
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	41,318	41,410

TOTAL BROADCASTING		151,935

Building Materials - 0.4%
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	8,229	8,291
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (b)	4,630	4,673
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (b)	23,045	23,170

TOTAL BUILDING MATERIALS		36,134

Cable/Satellite TV - 3.8%
Altice U.S. Finance SA term loan 3.7783% 1/15/25 (b)	30,500	30,830
Charter Communication Operating LLC:
term loan:
2.7694% 7/1/20 (b)	47,606	47,703
2.7694% 1/3/21 (b)	75,395	75,479
Tranche I, term loan 3.0264% 1/15/24 (b)	55,929	56,108
CSC Holdings LLC Tranche B, term loan 3.7672% 10/11/24 (b)	18,836	18,954
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5232% 1/7/22 (b)	20,805	20,710
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (b)	34,142	34,494
Virgin Media Bristol LLC Tranche 1LN, term loan 3.5172% 1/31/25 (b)	35,000	35,197
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	22,055	22,144
Zayo Group LLC:
Tranche 1LN, term loan 1/19/24 (c)	7,488	7,547
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	15,552	15,675
Ziggo B.V.:
Tranche B 1LN, term loan 3.5172% 1/15/22 (b)	14,405	14,419
Tranche B 2LN, term loan 3.5172% 1/15/22 (b)	8,537	8,545
Tranche B 3LN, term loan 4.0743% 1/15/22 (b)	2,653	2,655

TOTAL CABLE/SATELLITE TV		390,460

Capital Goods - 0.7%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (b)	30,387	30,621
SRAM LLC. Tranche B, term loan 4.0211% 4/10/20 (b)	14,159	14,106
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	6,484	6,547
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10% 12/20/24 (b)	3,000	2,968
Tranche B 1LN, term loan 5.5% 12/20/23 (b)	13,000	13,098

TOTAL CAPITAL GOODS		67,340

Chemicals - 1.6%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (b)	10,239	10,359
Kraton Polymers LLC term loan 5% 1/6/22 (b)	28,020	28,347
MacDermid, Inc.:
term loan 4.7783% 6/7/23 (b)	30,568	30,960
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	13,106	13,267
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,790	13,853
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	2,130	2,135
The Chemours Co. LLC Tranche B, term loan 3.78% 5/12/22 (b)	24,368	24,276
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,277	18,469
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	11,615	11,653
Univar, Inc. term loan 3.5194% 7/1/22 (b)	13,968	13,940

TOTAL CHEMICALS		167,259

Consumer Products - 0.8%
Prestige Brands, Inc. term loan 3.5233% 1/26/24 (b)	15,990	16,130
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.1933% 4/2/20 (b)	46,142	40,984
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	20,500	20,615

TOTAL CONSUMER PRODUCTS		77,729

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 1/13/25 (b)	3,280	3,329
Tranche B 1LN, term loan 4.25% 1/13/24 (b)	16,590	16,680

TOTAL CONSUMER SERVICES		20,009

Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (b)	42,229	42,673
Berry Plastics Corp.:
term loan:
3.2872% 10/1/22 (b)	22,569	22,702
3.2872% 1/19/23 (b)	10,000	10,063
Tranche G, term loan 3.5% 1/6/21 (b)	8,592	8,622
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	75,155	75,155
BWAY Holding Co. Tranche B, term loan 4.75% 8/14/23 (b)	13,863	13,946
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	18,575	18,529
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	11,999	12,107
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	26,913	26,977
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	7,145	7,199

TOTAL CONTAINERS		237,973

Diversified Financial Services - 3.7%
AlixPartners LLP term loan 4% 7/28/22 (b)	23,864	24,043
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	11,970	12,045
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	31,315	31,675
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 1/20/22 (c)	70,000	70,900
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	6,000	6,055
Delos Finance SARL term loan 3% 10/6/23 (b)	33,095	33,302
Fly Funding II SARL Tranche B, term loan 3.64% 2/9/22 (b)	12,831	12,907
Flying Fortress Holdings, Inc. Tranche B, term loan 3.2482% 10/30/22 (b)	67,865	68,253
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5% 10/19/23 (b)	4,000	4,050
HarbourVest Partners LLC Tranche B, term loan 3.2672% 2/4/21 (b)	11,347	11,351
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	24,563	24,245
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	5,570	5,629
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	21,000	21,276
TransUnion LLC Tranche B 2LN, term loan 3.5283% 4/9/21 (b)	37,264	37,427
UFC Holdings LLC Tranche B 1LN, term loan 5% 8/18/23 (b)	19,327	19,367

TOTAL DIVERSIFIED FINANCIAL SERVICES		382,525

Energy - 3.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,533	8,533
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	19,330	21,734
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	15,000	16,400
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (b)	3,000	2,963
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,612	13,836
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	25,016	24,881
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5625% 7/25/21 (b)	8,928	7,874
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (b)	32,039	31,878
Tranche C, term loan 5.29% 3/14/21 (b)	2,549	2,536
Energy Transfer Equity LP:
Tranche B, term loan 1/30/24 (c)	10,000	9,981
Tranche C, term loan 4.1368% 12/2/19 (b)	20,993	21,049
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	11,367	11,424
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	42,599	37,931
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	46,384	46,886
International Seaways, Inc. Tranche B, term loan 5.75% 8/5/19 (b)	15,727	15,452
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	14,963	14,944
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	12,565	12,361
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,774	6,887
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	10,890	9,928
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	43,509	32,033
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	5,637
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	7,383	7,410

TOTAL ENERGY		362,558

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.5261% 12/15/23 (b)	7,690	7,750
AMC Entertainment, Inc. Tranche B, term loan 3.5156% 12/15/22 (b)	4,987	5,033
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	11,424	11,508
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	5,225
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.4885% 5/17/21 (b)	11,917	12,006
Lions Gate Entertainment Corp. term loan 3.7656% 12/8/23 (b)	23,000	23,115

TOTAL ENTERTAINMENT/FILM		64,637

Environmental - 0.4%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (b)	29,494	29,594
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	13,812	13,898

TOTAL ENVIRONMENTAL		43,492

Food & Drug Retail - 3.0%
Albertson's LLC:
term loan 4.0614% 6/22/23 (b)	32,676	32,864
Tranche B 4LN, term loan 3.7783% 8/25/21 (b)	180,438	181,162
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	9,950	9,978
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	3,970	3,985
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (b)	25,500	25,553
Pizza Hut Holdings LLC Tranche B, term loan 3.5183% 6/16/23 (b)	24,875	25,240
RPI Finance Trust term loan 3.4982% 10/14/22 (b)	10,279	10,359
Smart & Final, Inc. Tranche B, term loan 4.414% 11/15/22 (b)	19,845	19,754

TOTAL FOOD & DRUG RETAIL		308,895

Food/Beverage/Tobacco - 0.7%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4% 6/2/23 (b)	7,380	7,472
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	16,000	16,200
Keurig Green Mountain, Inc. Tranche B, term loan 5.3125% 3/3/23 (b)	10,561	10,704
Pinnacle Foods Finance LLC Tranche B, term loan 1/27/24 (c)	10,000	10,019
U.S. Foods, Inc. Tranche B, term loan 3.7783% 6/27/23 (b)	27,114	27,292

TOTAL FOOD/BEVERAGE/TOBACCO		71,687

Gaming - 6.0%
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.7801% 10/20/21 (b)	27,060	27,324
Boyd Gaming Corp.:
Tranche B 2LN, term loan 3.7764% 9/15/23 (b)	15,875	16,039
Tranche B, term loan 4% 8/14/20 (b)	8,153	8,179
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	100,827	101,691
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	160,714	161,484
CityCenter Holdings LLC Tranche B, term loan 3.75% 10/16/20 (b)	15,337	15,494
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	14,847	14,995
4.5394% 11/21/19 (b)	34,642	34,989
Las Vegas Sands LLC Tranche B, term loan 3.02% 12/19/20 (b)	26,736	26,843
MGM Mirage, Inc. Tranche A, term loan 3.0283% 4/25/21 (b)	14,405	14,360
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (b)	14,963	15,109
Penn National Gaming, Inc. Tranche B, term loan 1/19/24 (c)	5,260	5,297
Scientific Games Corp.:
Tranche B 2LN, term loan 6.0078% 10/1/21 (b)	40,514	40,793
Tranche B, term loan 6% 10/18/20 (b)	73,476	74,119
Station Casinos LLC Tranche B, term loan 3.77% 6/8/23 (b)	45,270	45,412
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	13,474	13,491

TOTAL GAMING		615,619

Healthcare - 8.2%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	13,095	13,097
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	19,880	20,129
Community Health Systems, Inc.:
Tranche F, term loan 4.1803% 12/31/18 (b)	39,058	38,529
Tranche G, term loan 3.75% 12/31/19 (b)	54,453	51,649
Tranche H, term loan 4% 1/27/21 (b)	95,160	89,906
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.53% 6/24/21 (b)	46,983	47,512
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	8,896	8,762
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.8125% 9/25/22 (b)	21,430	21,359
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	30,000	30,291
HCA Holdings, Inc.:
Tranche B 6LN, term loan 4.0283% 3/18/23 (b)	60,081	60,657
Tranche B 7LN, term loan 3.5283% 2/15/24 (b)	19,950	20,083
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	7,309	6,779
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	6,765	6,810
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	21,000	21,175
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	2,306	2,317
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (b)	4,962	4,966
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (b)	12,135	12,210
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	18,559	18,818
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	3,474	3,485
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	67,198	66,665
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,728	13,811
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	9,950	10,062
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	5,000	5,081
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	15,500	15,529
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	4,500
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	65,976	62,132
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.53% 10/20/18 (b)	2,702	2,699
Tranche A4 1LN, term loan 4.53% 4/1/20 (b)	9,959	9,937
Tranche B, term loan 5.53% 4/1/22 (b)	68,864	69,131
Tranche BC 2LN, term loan 5.27% 12/11/19 (b)	25,487	25,531
Tranche BD 2LN, term loan 5.02% 2/13/19 (b)	36,247	36,263
Tranche E, term loan 5.27% 8/5/20 (b)	13,497	13,527
Vizient, Inc. term loan 5% 2/11/23 (b)	26,396	26,726

TOTAL HEALTHCARE		840,128

Homebuilders/Real Estate - 1.4%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (b)	12,433	12,635
Communications Sales & Leasing, Inc. Tranche B, term loan 4.5% 10/24/22 (b)	21,565	21,818
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.2615% 11/4/21 (b)	29,624	29,786
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.52% 4/25/23 (b)	30,108	30,350
Realogy Group LLC term loan 3.0264% 7/20/22 (b)	42,851	43,108

TOTAL HOMEBUILDERS/REAL ESTATE		137,697

Hotels - 1.7%
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (b)	16,958	17,018
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (b)	58,500	59,213
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2711% 10/25/23 (b)	31,729	32,014
Tranche B, term loan 3.5% 10/25/20 (b)	29,530	29,785
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (b)	19,398	19,471
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	13,523	13,532

TOTAL HOTELS		171,033

Insurance - 2.1%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	23,667	23,939
Tranche B, term loan 5.75% 11/22/23 (b)(d)	4,333	4,383
Alliant Holdings Intermediate LLC Tranche B, term loan 4.25% 8/14/22 (b)	23,037	23,131
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (b)	1,925	1,954
Tranche B 1LN, term loan 3.75% 1/25/24 (b)	14,000	14,049
Asurion LLC:
term loan 4.25% 8/4/22 (b)	38,940	39,346
Tranche B 2LN, term loan:
4.0283% 7/8/20 (b)	12,554	12,662
8.5% 3/3/21 (b)	18,303	18,554
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	17,795	17,970
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	17,588	17,646
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	15,960	16,618
NFP Corp. Tranche B, term loan 4.5% 1/6/24 (b)	13,415	13,572
VF Holdings Corp. term loan 4.25% 6/30/23 (b)	14,963	15,056

TOTAL INSURANCE		218,880

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	31,745	30,951
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (b)	9,644	9,705
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	10,973	11,079
LTF Merger Sub, Inc. term loan 4% 6/10/22 (b)	31,846	31,860
SMG Tranche B 1LN, term loan 4.7237% 2/27/20 (b)	1,703	1,688

TOTAL LEISURE		85,283

Metals/Mining - 1.4%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,670	8,674
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,349	4,115
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	365
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	19,582	19,399
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	10,174	10,237
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	90,111	85,380
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (b)(e)	19,086	19,282
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (b)(e)	32,780	0

TOTAL METALS/MINING		147,452

Paper - 0.3%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (b)	30,870	31,121
Publishing/Printing - 2.5%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	51,631	47,952
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	51,788	44,714
Harland Clarke Holdings Corp.:
Tranche B 4LN, term loan 6.993% 8/4/19 (b)	5,235	5,228
Tranche B 5LN, term loan 7% 12/31/19 (b)	13,828	13,811
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	26,199	24,300
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (b)	6,165	6,211
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	49,257	46,650
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (b)	16,356	16,322
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (b)	20,050	20,234
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,912	6,948
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	24,390	24,399

TOTAL PUBLISHING/PRINTING		256,769

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,688	18,856
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	21,002	20,911
Focus Brands, Inc. term loan 5% 10/5/23 (b)	9,686	9,827
Landry's Acquisition Co. Tranche B 1LN, term loan 4% 10/4/23 (b)	52,000	52,436
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	20,260	20,513

TOTAL RESTAURANTS		122,543

Services - 7.6%
Abacus Innovations Corp. Tranche B, term loan 3.5283% 8/16/23 (b)	15,250	15,352
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	44,191	42,644
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (b)	8,500	8,702
Tranche B 1LN, term loan 5.25% 10/19/23 (b)	32,500	32,845
ARAMARK Corp. Tranche F, term loan 3.4982% 2/24/21 (b)	48,325	48,705
Avis Budget Group, Inc. Tranche B, term loan 3.25% 3/15/19 (b)	3,554	3,581
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	30,217	30,149
Bright Horizons Family Solutions Tranche B, term loan 3.5156% 11/7/23 (b)	9,912	10,014
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	22,937	21,732
Coinmach Service Corp. Tranche B, term loan 4.2663% 11/14/19 (b)	42,603	42,413
Garda World Security Corp.:
term loan:
4% 11/8/20 (b)	11,751	11,760
5.75% 11/8/20 (b)	9,456	9,463
Tranche DD, term loan 4% 11/8/20 (b)	1,522	1,523
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0568% 3/1/23 (b)	9,845	9,947
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	16,083	16,269
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,334	21,207
Tranche 2LN, term loan 7.5% 7/25/22 (b)	7,490	7,265
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	3,030
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	14,813	14,875
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	132,814	134,024
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	58,409	58,189
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (b)	34,399	34,765
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	2,500	2,510
Tranche B 1LN, term loan 5.25% 9/27/23 (b)	6,983	7,068
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	70,230	70,889
SAI Global GP Tranche B, term loan 5.5% 12/8/23 (b)	13,750	13,922
Science Applications International Corp. Tranche B, term loan 3.4375% 5/4/22 (b)	6,226	6,265
The ServiceMaster Co. Tranche B, term loan 3.2783% 11/8/23 (b)	27,000	27,124
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	26,898	27,122
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (b)	8,427	8,464
Xerox Business Services LLC:
term loan 3.0261% 12/7/21 (b)	11,364	11,222
Tranche B, term loan 6.25% 12/7/23 (b)	21,075	21,435

TOTAL SERVICES		774,475

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/22/23 (b)	4,000	4,029
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	20,524	20,635

TOTAL STEEL		24,664

Super Retail - 5.2%
Academy Ltd. Tranche B, term loan 5.0194% 7/2/22 (b)	30,584	26,659
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (b)	13,871	13,828
Tranche B, term loan 4.0156% 6/5/20 (b)	9,050	9,010
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (b)	81,945	79,346
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan:
1/26/25 (c)	14,000	14,140
8.5% 3/31/20 (b)	7,903	7,883
Tranche B 1LN, term loan:
1/26/24 (c)	43,325	43,203
4.5% 9/26/19 (b)	32,820	32,820
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,547	8,158
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3.7783% 8/19/23 (b)	22,885	22,979
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	35,941	20,028
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	89,981	89,840
Party City Holdings, Inc. term loan 4.2099% 8/19/22 (b)	28,500	28,299
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (b)	27,740	27,348
PetSmart, Inc. term loan 4% 3/11/22 (b)	55,153	54,627
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	58,389	57,367
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (b)(e)	5,394	971

TOTAL SUPER RETAIL		536,506

Technology - 9.6%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (b)	9,053	9,138
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	1,890	1,898
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	2,500	2,492
Tranche B 1LN, term loan 6% 12/20/22 (b)	13,055	13,202
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	6,109	6,062
5% 9/10/20 (b)	6,489	6,471
Cavium, Inc. Tranche B, term loan 4.039% 8/16/22 (b)	11,200	11,312
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	24,059	23,969
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3.25% 8/17/23 (b)	31,465	31,671
Compuware Corp. term loan:
5.25% 12/15/21 (b)	33,381	33,406
9.25% 12/15/22 (b)	17,845	17,897
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	10,635	10,632
Dell International LLC:
Tranche A 1LN, term loan 2.78% 12/31/18 (b)	6,216	6,213
Tranche B, term loan 4.03% 9/7/23 (b)	35,411	35,562
EIG Investors Corp.:
Tranche 1LN, term loan 6.48% 11/9/19 (b)	991	991
Tranche B 1LN, term loan 6% 2/9/23 (b)	40,800	40,715
Electro Rent Corp. Tranche B 1LN, term loan 1/31/24 (c)	15,000	15,075
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	29,388	29,498
First Data Corp.:
term loan 3.7753% 3/24/21 (b)	1,931	1,942
Tranche B, term loan 3.7753% 7/10/22 (b)	79,301	79,830
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (b)	43,830	44,198
Global Payments, Inc. Tranche B, term loan 3.2783% 4/22/23 (b)	9,917	10,004
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	7,297	7,296
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,246	22,243
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (b)	7,500	7,463
Tranche B 1LN, term loan 5.25% 1/18/24 (b)	21,160	21,345
Kronos, Inc. term loan:
5% 11/1/23 (b)	40,000	40,425
9.25% 11/1/24 (b)	30,000	30,960
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	29,865	30,020
10% 1/20/25 (b)	5,000	4,960
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	5,965
Tranche B 1LN, term loan 5% 10/16/22 (b)	9,900	9,950
Micron Technology, Inc. Tranche B, term loan 4.53% 4/26/22 (b)	10,199	10,333
Microsemi Corp. Tranche B, term loan 3.0194% 1/15/23 (b)	11,113	11,172
NXP BV/NXP Funding LLC Tranche F, term loan 3.2395% 12/7/20 (b)	18,615	18,694
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	45,745	46,105
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	15,559	15,602
Tranche 2LN, term loan 8% 4/9/22 (b)	19,080	18,985
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (b)	10,448	10,455
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	26,281	26,547
Sophia L.P. term loan 4.25% 9/30/22 (b)	26,630	26,663
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0283% 7/8/22 (b)	16,295	16,443
Tranche B 2LN, term loan 4.0283% 7/8/22 (b)	1,564	1,578
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	33,299	33,756
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	16,127	14,466
4.039% 4/23/19 (b)	9,380	8,424
TIBCO Software, Inc. Tranche 1LN, term loan 12/5/20 (c)	8,084	8,144
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	29,557	30,000
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	30,424	30,538
Vantiv LLC Tranche B, term loan 3.2672% 10/14/23 (b)	12,816	12,912
Western Digital Corp. Tranche B 1LN, term loan 4.5261% 4/29/23 (b)	7,393	7,448
WEX, Inc. Tranche B, term loan 4.2783% 7/1/23 (b)	19,900	20,124

TOTAL TECHNOLOGY		981,194

Telecommunications - 6.6%
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (c)	20,500	20,650
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (b)	1,499	1,476
Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	30,062	29,611
DigitalGlobe, Inc. Tranche B, term loan 3.5283% 1/15/24 (b)	18,560	18,668
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (b)	17,995	18,220
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	9,916	10,013
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (b)	7,020	7,108
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,563	24,581
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	118,055	116,122
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5133% 5/31/22 (b)	18,400	18,565
Tranche B 4LN, term loan 4% 1/15/20 (b)	54,000	54,662
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	50,280	50,531
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	16,037	16,203
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	18,942	19,068
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	28,500	28,700
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5283% 12/31/22 (b)	13,895	14,046
SBA Senior Finance II, LLC term loan 3.03% 3/24/21 (b)	26,226	26,296
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,775	7,680
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	38,653	38,605
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	4,508	4,503
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (c)	72,445	72,536
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,779	7,756
Telenet Financing USD LLC Tranche B, term loan 3.7672% 1/31/25 (b)	10,500	10,590
Telesat LLC:
Tranche B 4LN, term loan 3.85% 11/17/23 (b)	6,315	6,315
Tranche B, term loan 4.78% 11/17/23 (b)	46,883	46,883
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	2,993	3,034

TOTAL TELECOMMUNICATIONS		672,422

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.0019% 6/15/23 (b)	10,309	10,386
Transportation Ex Air/Rail - 0.2%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	19,476	18,421
Utilities - 5.3%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,121	2,129
6.375% 8/13/19 (b)	31,914	32,034
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	22,853	22,986
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3.03% 5/3/20 (b)	61,024	60,986
Tranche B 2LN, term loan 3.28% 1/31/22 (b)	7,045	7,045
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24 (b)	32,209	32,354
Tranche B, term loan 3.0673% 11/30/17 (b)	15,500	15,500
Cortes NP Acquisition Corp. Tranche B, term loan 6% 11/30/23 (b)	30,305	30,457
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	56,000	56,369
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	3,902	3,902
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (b)	65,924	66,281
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	12,767	12,783
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,384	18,139
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	29,024	28,734
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	32,730	32,075
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (b)	21,457	21,711
Tranche C, term loan 6.539% 1/30/24 (b)	2,043	2,068
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	18,808	18,526
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,769	4,709
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,700	2,207
Tex Operations Co. LLC:
Tranche B, term loan 5% 8/4/23 (b)	41,121	41,302
Tranche C, term loan 5% 8/4/23 (b)	9,379	9,420
USIC Holdings, Inc. Tranche 1LN, term loan 4.75% 12/9/23 (b)	6,000	6,042
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0172% 12/14/23 (b)	22,750	22,978

TOTAL UTILITIES		550,737

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,755,278)		8,750,927

Nonconvertible Bonds - 6.7%
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Clear Channel Communications, Inc. 9% 12/15/19	8,677	7,262
Univision Communications, Inc. 6.75% 9/15/22 (f)	5,368	5,630

TOTAL BROADCASTING		19,624

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.7732% 10/15/18 (b)(f)	10,000	10,400
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,705
5.25% 3/15/21	13,070	13,446
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	10,815	11,112
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,780

TOTAL CABLE/SATELLITE TV		44,043

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	3,000	2,040
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	5,000	5,156
Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (b)(f)	10,106	10,270
4.1557% 5/15/21 (b)(f)	7,000	7,184
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (b)(f)	11,130	11,450
5.75% 10/15/20	33,325	34,311

TOTAL CONTAINERS		63,215

Diversified Financial Services - 0.7%
CIT Group, Inc. 5% 5/15/18 (f)	7,000	7,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,724
4.875% 3/15/19	15,000	15,169
6.25% 2/1/22 (f)	5,200	5,239
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,105
6.25% 5/15/19	10,000	10,787
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	10,000	10,838

TOTAL DIVERSIFIED FINANCIAL SERVICES		74,967

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	7,000	7,814
Chesapeake Energy Corp. 8% 12/15/22 (f)	17,832	19,036
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	10,000	10,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,645
Western Refining, Inc. 6.25% 4/1/21	5,305	5,511

TOTAL ENERGY		47,356

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,273
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (f)	4,000	3,991
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (f)	10,000	10,050
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,789
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,554
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,438
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	3,570	3,508
Tenet Healthcare Corp.:
4.4634% 6/15/20 (b)	17,895	18,119
4.75% 6/1/20	8,680	8,810
7.5% 1/1/22 (f)	5,085	5,454

TOTAL HEALTHCARE		80,672

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,569
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	6,860	7,074
7.25% 11/30/21 (f)	10,000	10,565

TOTAL LEISURE		17,639

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,571
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	9,850	8,767
Services - 0.3%
APX Group, Inc.:
7.875% 12/1/22	8,975	9,738
7.875% 12/1/22 (f)(g)	5,000	5,425
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.6807% 12/1/17 (b)	14,410	14,410

TOTAL SERVICES		29,573

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	6,385	6,474
Technology - 0.7%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,253
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	6,199	6,324
4.42% 6/15/21 (f)	16,685	17,415
First Data Corp. 6.75% 11/1/20 (f)	7,236	7,480
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (f)	16,440	16,973
5.75% 2/15/21 (f)	14,760	15,258
5.75% 3/15/23 (f)	5,000	5,263

TOTAL TECHNOLOGY		75,966

Telecommunications - 1.5%
Altice Financing SA:
6.5% 1/15/22 (f)	7,240	7,548
7.5% 5/15/26 (f)	19,200	20,256
Columbus International, Inc. 7.375% 3/30/21 (f)	14,535	15,443
Intelsat Jackson Holdings SA 8% 2/15/24 (f)	14,100	14,629
Level 3 Financing, Inc. 4.7621% 1/15/18 (b)	15,000	15,019
SFR Group SA:
6% 5/15/22 (f)	2,550	2,623
6.25% 5/15/24 (f)	10,905	10,973
7.375% 5/1/26 (f)	18,755	19,247
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,120
6.9% 5/1/19	5,000	5,338
Sprint Communications, Inc.:
6% 11/15/22	30,000	30,450
9% 11/15/18 (f)	3,000	3,285

TOTAL TELECOMMUNICATIONS		148,931

Utilities - 0.1%
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,120
The AES Corp. 3.9307% 6/1/19 (b)	1,433	1,435

TOTAL UTILITIES		5,555

TOTAL NONCONVERTIBLE BONDS
(Cost $678,253)		685,832
	Shares	Value (000s)

Common Stocks - 0.4%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (h)	28,882	29
ION Media Networks, Inc. (h)	2,842	1,455

TOTAL BROADCASTING		1,484

Chemicals - 0.3%
LyondellBasell Industries NV Class A	245,943	22,939
Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (h)	289,870	974
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (i)	35,615	9,634
Paper - 0.0%
White Birch Cayman Holdings Ltd. (h)	12,570	0
Telecommunications - 0.0%
FairPoint Communications, Inc. (h)	34,287	634
Utilities - 0.0%
Calpine Corp. (h)	20,715	244
Southcross Holdings Borrower LP	2,927	1,467

TOTAL UTILITIES		1,711

TOTAL COMMON STOCKS
(Cost $85,130)		37,376

Money Market Funds - 11.1%
Fidelity Cash Central Fund, 0.62% (j)
(Cost $1,140,653)	1,140,594,512	1,140,823
TOTAL INVESTMENT PORTFOLIO - 103.5%
(Cost $10,659,314)		10,614,958
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(358,360)
NET ASSETS - 100%		$10,256,598

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,244,000 and $3,282,000, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,141,000 or 3.4% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,634,000 or 0.1% of net assets.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	3/9/11 - 7/11/14	$72,703

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,411
Total	$1,411

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,484	$29	$--	$1,455
Energy	9,634	--	--	9,634
Materials	22,939	22,939	--	--
Real Estate	974	--	--	974
Telecommunication Services	634	634	--	--
Utilities	1,711	244	--	1,467
Bank Loan Obligations	8,750,927	--	8,719,840	31,087
Corporate Bonds	685,832	--	685,832	--
Money Market Funds	1,140,823	1,140,823	--	--
Total Investments in Securities:	$10,614,958	$1,164,669	$9,405,672	$44,617

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy.} Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $10,646,179,000. Net unrealized depreciation aggregated $31,221,000, of which $164,366,000 related to appreciated investment securities and $195,587,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2017

HY-QTLY-0317
1.813043.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
Telecommunications - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (b)		$180	$187
Nonconvertible Bonds - 68.2%
Aerospace - 0.2%
TransDigm, Inc.:
6% 7/15/22		2,030	2,045
6.375% 6/15/26 (b)		2,030	2,000
			4,045
Air Transportation - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		514	540
6.125% 4/29/18		670	698
9.25% 5/10/17		497	505
			1,743
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		3,525	3,428
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
5.75% 11/20/25		2,310	2,345
8% 12/31/18		25,604	27,972
8% 11/1/31		18,362	21,805
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,687
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,755
6% 12/19/23		3,605	3,790
Washington Mutual Bank 5.5% 1/15/13 (c)		10,000	1
			66,355
Building Materials - 0.6%
BMC East LLC 5.5% 10/1/24 (b)		1,440	1,472
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		2,015	2,070
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,274
HD Supply, Inc. 5.25% 12/15/21 (b)		2,040	2,150
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	864
USG Corp. 8.25% 1/15/18 (d)		1,585	1,676
			10,506
Cable/Satellite TV - 6.2%
Altice SA:
7.625% 2/15/25 (b)		12,590	13,314
7.75% 5/15/22 (b)		14,575	15,468
Altice U.S. Finance SA 7.75% 7/15/25 (b)		4,905	5,426
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,453
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,646
5.125% 5/1/27 (b)(e)		5,375	5,476
5.5% 5/1/26 (b)		2,940	3,080
5.75% 1/15/24		5,335	5,602
5.75% 2/15/26 (b)		1,770	1,876
5.875% 5/1/27 (b)		5,245	5,565
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		535	550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	5,571
CSC Holdings, Inc. 5.5% 4/15/27 (b)		9,215	9,353
DISH DBS Corp.:
5% 3/15/23		4,695	4,619
5.875% 7/15/22		4,240	4,407
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		4,621	4,916
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,231
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)		10,920	11,084
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,711
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		1,705	1,717
6% 1/15/27 (b)		3,575	3,547
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		7,375	7,347
			116,959
Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		1,665	1,132
Chemicals - 1.3%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		7,510	7,322
Momentive Performance Materials, Inc. 3.88% 10/24/21		5,545	5,393
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		4,120	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		5,550	5,661
10.375% 5/1/21 (b)		650	722
The Chemours Co. LLC:
6.625% 5/15/23		1,495	1,488
7% 5/15/25		975	972
Tronox Finance LLC 6.375% 8/15/20		4,010	3,855
			25,413
Containers - 1.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)		1,690	1,717
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		3,430	3,451
6.25% 1/31/19 (b)		1,165	1,187
7.25% 5/15/24 (b)		3,785	4,055
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	4,008
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,533
7% 7/15/24 (b)		1,025	1,092
8.25% 2/15/21 (d)		2,131	2,194
			20,237
Diversified Financial Services - 3.3%
Aircastle Ltd. 4.625% 12/15/18		1,625	1,686
CIT Group, Inc.:
5% 8/15/22		3,195	3,347
5% 8/1/23		2,195	2,288
5.375% 5/15/20		4,400	4,681
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		1,315	1,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		5,683	5,690
6.25% 2/1/22 (b)		1,000	1,008
6.75% 2/1/24 (b)		1,810	1,804
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		2,575	2,672
Intelsat Connect Finance SA 12.5% 4/1/22 (b)		2,424	1,533
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,425
Navient Corp. 5.875% 10/25/24		3,375	3,113
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (b)(e)		1,780	1,824
5.5% 2/15/24 (b)(e)		1,780	1,827
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		11,755	12,739
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)(e)		1,835	1,830
SLM Corp.:
5.5% 1/25/23		5,330	5,030
6.125% 3/25/24		4,270	4,040
8% 3/25/20		4,700	5,053
			62,979
Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	875
7.625% 3/15/20		2,635	2,642
Liberty Media Corp.:
8.25% 2/1/30		469	492
8.5% 7/15/29		529	587
MDC Partners, Inc. 6.5% 5/1/24 (b)		3,598	3,130
National CineMedia LLC 6% 4/15/22		4,035	4,166
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,246
			13,138
Energy - 11.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,720	2,805
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		820	838
Antero Resources Corp.:
5.125% 12/1/22		3,765	3,793
5.625% 6/1/23 (Reg. S)		2,580	2,632
Antero Resources Finance Corp. 5.375% 11/1/21		4,500	4,618
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,145	2,925
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		1,415	1,452
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 (b)		5,330	5,636
Chesapeake Energy Corp.:
4.2718% 4/15/19 (d)		2,250	2,244
4.875% 4/15/22		5,580	5,189
5.75% 3/15/23		1,890	1,814
8% 12/15/22 (b)		10,037	10,714
8% 1/15/25 (b)		10,435	10,689
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,766
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,314
5.5% 4/1/23		825	856
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		1,775	1,833
Denbury Resources, Inc. 4.625% 7/15/23		4,395	3,511
Ensco PLC:
4.5% 10/1/24		1,800	1,611
5.2% 3/15/25		80	72
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		1,170	1,264
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,905	2,847
Forbes Energy Services Ltd. 9% 6/15/19 (c)		3,470	2,082
FTS International, Inc. 6.25% 5/1/22		4,875	4,422
Gibson Energy, Inc. 6.75% 7/15/21 (b)		280	291
Gulfmark Offshore, Inc. 6.375% 3/15/22		2,275	1,302
Halcon Resources Corp. 8.625% 2/1/20 (b)		875	914
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	2,054
5.75% 10/1/25 (b)		10,085	10,173
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	24
5.875% 4/1/20		3,306	2,463
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		4,640	4,106
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)		2,545	1,298
6.5% 9/15/21 (c)		910	455
7.75% 2/1/21 (c)		25	12
Murphy Oil Corp. 6.875% 8/15/24		570	611
Noble Holding International Ltd.:
4.625% 3/1/21		318	304
6.05% 3/1/41		95	74
6.2% 8/1/40		955	745
7.75% 1/15/24		4,295	4,292
Oasis Petroleum, Inc. 6.875% 3/15/22		905	928
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	2,178
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		4,520	4,859
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		3,520	3,582
Pride International, Inc. 7.875% 8/15/40		2,715	2,545
Rice Energy, Inc.:
6.25% 5/1/22		3,095	3,211
7.25% 5/1/23		1,545	1,657
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	1,119
Sabine Pass Liquefaction LLC 5.625% 3/1/25		7,380	8,017
SemGroup Corp. 7.5% 6/15/21		4,100	4,264
SM Energy Co.:
5% 1/15/24		1,730	1,648
5.625% 6/1/25		2,565	2,501
6.125% 11/15/22		4,420	4,564
6.5% 11/15/21		800	825
6.5% 1/1/23		95	98
6.75% 9/15/26		845	879
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,524
7.5% 7/1/21		810	853
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		3,000	3,076
6.375% 4/1/23		1,490	1,529
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,070	1,107
5.375% 2/1/27 (b)		1,070	1,109
6.375% 8/1/22		908	939
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,386	8,742
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(d)		11,525	11,842
6.625% 6/15/25 (b)(d)		1,480	1,539
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		270	277
6.125% 10/15/21		785	821
6.25% 10/15/22		3,100	3,302
6.375% 5/1/24		1,310	1,423
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)(e)		830	849
Weatherford International Ltd.:
4.5% 4/15/22		2,020	1,798
7.75% 6/15/21		2,615	2,700
8.25% 6/15/23		3,175	3,239
9.875% 2/15/24 (b)		3,630	3,920
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	966
Western Refining, Inc. 6.25% 4/1/21		905	940
WPX Energy, Inc.:
5.25% 9/15/24		2,080	2,048
6% 1/15/22		2,680	2,787
7.5% 8/1/20		1,760	1,910
8.25% 8/1/23		2,640	3,003
			213,163
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		580	605
Livent, Inc. yankee 9.375% 10/15/04 (c)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,437
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,922	3,634
			5,676
Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,657
6.375% 10/1/22		4,000	4,125
7.25% 12/1/20		1,094	1,126
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,513
			11,421
Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		3,940	3,915
6.625% 6/15/24 (b)		2,740	2,856
Albertsons, Inc.:
6.625% 6/1/28		2,415	2,186
7.45% 8/1/29		220	215
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		805	816
Rite Aid Corp.:
6.875% 12/15/28 (b)(d)		5,785	6,711
7.7% 2/15/27		2,715	3,258
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,395	3,516
			23,473
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,080	3,018
Darling International, Inc. 5.375% 1/15/22		1,280	1,329
ESAL GmbH 6.25% 2/5/23 (b)		8,600	8,581
JBS Investments GmbH 7.25% 4/3/24 (b)		1,990	2,087
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,660	1,704
5.875% 7/15/24 (b)		2,435	2,514
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,415	1,419
4.875% 11/1/26 (b)		1,430	1,432
Minerva Luxembourg SA 6.5% 9/20/26 (b)		2,215	2,201
Post Holdings, Inc.:
6.75% 12/1/21 (b)		4,200	4,452
7.75% 3/15/24 (b)		1,720	1,904
8% 7/15/25 (b)		860	968
TreeHouse Foods, Inc. 6% 2/15/24 (b)		1,185	1,243
U.S. Foods, Inc. 5.875% 6/15/24 (b)		2,155	2,252
Vector Group Ltd.:
6.125% 2/1/25 (b)		4,850	4,983
7.75% 2/15/21		1,425	1,485
			41,572
Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	8,532
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		5,795	6,215
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)(e)		495	509
MGM Mirage, Inc. 8.625% 2/1/19		5,000	5,550
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (d)		7,110	7,732
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		415	416
Scientific Games Corp. 10% 12/1/22		5,980	6,127
			35,081
Healthcare - 5.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,751
Community Health Systems, Inc. 6.875% 2/1/22		9,725	7,075
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	363
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,504
Endo Finance LLC 5.375% 1/15/23 (b)(d)		535	448
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(d)		1,487	1,210
HCA Holdings, Inc.:
5.375% 2/1/25		4,375	4,463
5.875% 2/15/26		2,290	2,382
7.5% 2/15/22		5,095	5,796
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,229
5.75% 11/1/24		1,570	1,596
5.75% 9/15/25		400	401
IMS Health, Inc. 5% 10/15/26 (b)		2,205	2,220
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		4,320	3,910
Team Health, Inc. 7.25% 12/15/23 (b)		1,740	1,992
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,369
5% 3/1/19 (d)		2,540	2,499
6.75% 2/1/20		1,800	1,787
6.75% 6/15/23		10,960	10,357
7.5% 1/1/22 (b)		1,220	1,308
8.125% 4/1/22		12,990	13,120
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,179
5.5% 3/1/23 (b)		4,720	3,575
5.875% 5/15/23 (b)		11,245	8,560
6.125% 4/15/25 (b)		7,645	5,724
7.25% 7/15/22 (b)		315	265
7.5% 7/15/21 (b)		7,360	6,394
Vizient, Inc. 10.375% 3/1/24 (b)		2,275	2,588
			106,065
Homebuilders/Real Estate - 0.7%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23 (d)		1,260	1,307
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,290	1,309
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		470	475
6.5% 12/15/20 (b)		1,840	1,895
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,570	1,570
6.125% 4/1/25 (b)		1,150	1,157
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,236
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		1,260	1,252
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	2,154
			13,355
Hotels - 0.0%
Playa Resorts Holding BV 8% 8/15/20 (b)		825	868
Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		3,390	3,581
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,896
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(d)		1,220	1,226
			7,703
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		475	405
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		1,400	1,444
7.25% 11/30/21 (b)		3,645	3,851
			5,700
Metals/Mining - 1.1%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		650	688
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		1,015	1,041
7% 2/15/21 (b)		2,665	2,732
7.25% 5/15/22 (b)		1,130	1,153
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (b)		435	446
6.625% 5/1/21 (b)		435	444
6.75% 2/1/22 (b)		3,407	3,552
6.875% 2/15/23 (b)		7,290	7,600
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		1,200	1,337
Murray Energy Corp. 11.25% 4/15/21 (b)		980	712
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(d)		655	652
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)		2,360	0
			20,357
Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		940	956
Xerium Technologies, Inc. 9.5% 8/15/21		2,605	2,625
			3,581
Publishing/Printing - 1.5%
Cengage Learning, Inc. 9.5% 6/15/24 (b)		4,000	3,400
Cenveo Corp. 6% 8/1/19 (b)		1,290	1,148
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		6,945	6,433
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		18,124	17,218
			28,199
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)		2,680	2,730
Landry's Acquisition Co. 6.75% 10/15/24 (b)		1,710	1,761
			4,491
Services - 5.0%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		6,170	5,414
APX Group, Inc.:
6.375% 12/1/19		5,990	6,185
7.875% 12/1/22		10,865	11,789
7.875% 12/1/22 (b)(e)		4,670	5,067
8.75% 12/1/20		27,443	28,472
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,355
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		815	805
Everi Payments, Inc. 10% 1/15/22		680	670
FTI Consulting, Inc. 6% 11/15/22		2,450	2,548
Garda World Security Corp.:
7.25% 11/15/21 (b)		6,820	6,530
7.25% 11/15/21 (b)		920	881
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		1,345	1,453
7.75% 6/1/24 (b)		1,345	1,456
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,770
Laureate Education, Inc. 10% 9/1/19 (b)(d)		16,420	17,138
TMS International Corp. 7.625% 10/15/21 (b)		420	419
United Rentals North America, Inc. 5.5% 5/15/27		1,355	1,367
			95,319
Super Retail - 0.5%
JC Penney Corp., Inc.:
5.75% 2/15/18		703	723
7.4% 4/1/37		505	433
8.125% 10/1/19		3,785	4,007
Netflix, Inc. 4.375% 11/15/26 (b)		3,540	3,474
			8,637
Technology - 2.7%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		5,995	6,595
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		1,930	2,036
7.125% 6/15/24 (b)		1,880	2,058
EIG Investors Corp. 10.875% 2/1/24		3,405	3,414
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		2,950	3,186
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		755	793
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	6,820
6.5% 1/15/28		5,415	5,632
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	3,494
5.5% 2/1/25		2,310	2,322
Parametric Technology Corp. 6% 5/15/24		650	692
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,365	3,828
VeriSign, Inc. 4.625% 5/1/23		910	920
Western Digital Corp. 10.5% 4/1/24 (b)		3,040	3,580
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		5,300	5,588
			50,958
Telecommunications - 9.7%
Altice Financing SA:
6.5% 1/15/22 (b)		895	933
7.5% 5/15/26 (b)		4,005	4,225
Altice Finco SA:
7.625% 2/15/25 (b)		4,995	5,164
8.125% 1/15/24 (b)		810	861
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,911
Citizens Communications Co. 7.875% 1/15/27		4,949	4,170
Columbus International, Inc. 7.375% 3/30/21 (b)		6,245	6,635
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,476
Frontier Communications Corp.:
8.875% 9/15/20		1,165	1,241
10.5% 9/15/22		1,915	1,995
GCI, Inc. 6.875% 4/15/25		2,080	2,163
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,840	2,688
7.5% 4/1/21		5,730	4,441
8% 2/15/24 (b)		8,435	8,751
Intelsat Luxembourg SA:
7.75% 6/1/21		1,795	624
8.125% 6/1/23		3,585	1,192
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,476
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,172
10.125% 1/15/23 (b)		9,815	11,379
10.875% 10/15/25 (b)		6,045	7,194
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	4,182
SFR Group SA:
6% 5/15/22 (b)		10,358	10,656
6.25% 5/15/24 (b)		1,150	1,157
7.375% 5/1/26 (b)		6,930	7,112
Sprint Capital Corp.:
6.875% 11/15/28		5,490	5,655
6.9% 5/1/19		4,761	5,082
8.75% 3/15/32		8,760	10,052
Sprint Communications, Inc.:
6% 11/15/22		13,834	14,042
9% 11/15/18 (b)		5,500	6,023
Sprint Corp.:
7.125% 6/15/24		7,345	7,676
7.25% 9/15/21		270	289
7.625% 2/15/25		825	884
7.875% 9/15/23		8,400	9,177
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,496
6.25% 4/1/21		1,335	1,383
6.464% 4/28/19		705	716
6.5% 1/15/24		2,500	2,694
6.5% 1/15/26		3,290	3,615
6.542% 4/28/20		2,465	2,536
6.625% 4/1/23		4,925	5,234
6.633% 4/28/21		2,225	2,320
6.731% 4/28/22		1,645	1,711
6.836% 4/28/23		480	512
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,375	1,408
6% 4/1/23		3,795	3,966
			185,269
Transportation Ex Air/Rail - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		3,470	3,149
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	3,600
8.125% 2/15/19		1,404	1,090
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	1,122
Teekay Corp. 8.5% 1/15/20		3,810	3,753
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		215	227
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (c)		1,240	217
			13,158
Utilities - 5.0%
Calpine Corp.:
5.375% 1/15/23		2,615	2,576
5.75% 1/15/25		1,120	1,095
7.875% 1/15/23 (b)		2,337	2,436
Dynegy, Inc.:
5.875% 6/1/23		705	642
7.375% 11/1/22		7,415	7,322
7.625% 11/1/24		7,900	7,525
8% 1/15/25 (b)		1,335	1,282
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		11,804	15,758
12.25% 3/1/22 (b)(c)(d)		21,847	29,744
Global Partners LP/GLP Finance Corp. 7% 6/15/23		880	865
InterGen NV 7% 6/30/23 (b)		12,534	11,437
NRG Energy, Inc. 6.625% 3/15/23		6,290	6,479
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		965	984
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,373
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)		3,830	3,706
TXU Corp.:
5.55% 11/15/14 (c)		7,757	931
6.5% 11/15/24 (c)		4,961	595
6.55% 11/15/34 (c)		4,295	515
			95,265

TOTAL NONCONVERTIBLE BONDS			1,295,246

TOTAL CORPORATE BONDS
(Cost $1,278,990)			1,295,433
		Shares	Value (000s)

Common Stocks - 20.1%
Air Transportation - 0.4%
Air Canada (f)		293,100	3,012
Delta Air Lines, Inc.		100,000	4,724

TOTAL AIR TRANSPORTATION			7,736

Automotive & Auto Parts - 1.0%
Allison Transmission Holdings, Inc.		222,600	7,787
Chassix Holdings, Inc. (f)		29,835	1,004
General Motors Co.		92,561	3,389
General Motors Co. warrants 7/10/19 (f)		11,706	221
Motors Liquidation Co. GUC Trust (f)		39,254	310
Tenneco, Inc.		100,000	6,745

TOTAL AUTOMOTIVE & AUTO PARTS			19,456

Banks & Thrifts - 1.4%
Bank of America Corp.		389,800	8,825
CIT Group, Inc.		218,300	8,992
Citigroup, Inc.		1,764	98
Ocwen Financial Corp. (f)(g)		1,069,300	5,635
Washington Mutual, Inc. (f)		505,500	0
Wells Fargo & Co.		51,500	2,901
WMI Holdings Corp. (f)		17,605	27

TOTAL BANKS & THRIFTS			26,478

Broadcasting - 1.6%
AMC Networks, Inc. Class A (f)		114,600	6,572
DISH Network Corp. Class A (f)		100,000	5,917
Gray Television, Inc. (f)		594,070	7,040
Nexstar Broadcasting Group, Inc. Class A		122,000	7,979
Sinclair Broadcast Group, Inc. Class A		100,000	3,375

TOTAL BROADCASTING			30,883

Cable/Satellite TV - 0.3%
Charter Communications, Inc. Class A (f)		20,048	6,495
Chemicals - 0.9%
LyondellBasell Industries NV Class A		117,795	10,987
Platform Specialty Products Corp. (f)		487,430	5,917

TOTAL CHEMICALS			16,904

Consumer Products - 0.7%
Spectrum Brands Holdings, Inc.		81,100	10,818
Whirlpool Corp.		15,000	2,623

TOTAL CONSUMER PRODUCTS			13,441

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	7,730
Diversified Financial Services - 0.8%
AerCap Holdings NV (f)		164,200	7,269
The Blackstone Group LP		250,000	7,658

TOTAL DIVERSIFIED FINANCIAL SERVICES			14,927

Diversified Media - 0.1%
MDC Partners, Inc. Class A		205,126	1,313
Energy - 1.1%
Baker Hughes, Inc.		140,300	8,850
Contura Energy, Inc. (f)		198	13
Contura Energy, Inc. warrants 7/26/23 (f)		322	7
Extraction Oil & Gas, Inc.		313,025	5,609
Forbes Energy Services Ltd. (Escrow)		582,464	582
Ovation Acquisition I LLC (f)(h)		583,372	0
SM Energy Co.		150,700	4,598
Southwestern Energy Co. (f)		26,481	239
The Williams Companies, Inc.		48,200	1,390

TOTAL ENERGY			21,288

Food/Beverage/Tobacco - 0.6%
U.S. Foods Holding Corp.		415,900	11,312
Gaming - 1.3%
Gaming & Leisure Properties		181,000	5,725
Melco Crown Entertainment Ltd. sponsored ADR (g)		587,100	9,887
Red Rock Resorts, Inc. (b)		357,285	8,389

TOTAL GAMING			24,001

Healthcare - 1.6%
Boston Scientific Corp. (f)		319,900	7,697
HCA Holdings, Inc. (f)		113,700	9,128
Jazz Pharmaceuticals PLC (f)		42,500	5,182
Legend Acquisition, Inc. (f)		18,796	320
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants (f)		37,006	0
Teva Pharmaceutical Industries Ltd. sponsored ADR		64,500	2,156
Zimmer Biomet Holdings, Inc.		43,900	5,195

TOTAL HEALTHCARE			29,678

Homebuilders/Real Estate - 0.7%
CalAtlantic Group, Inc.		198,100	6,908
Lennar Corp. Class A		145,787	6,509

TOTAL HOMEBUILDERS/REAL ESTATE			13,417

Hotels - 0.1%
Extended Stay America, Inc. unit		134,200	2,175
Metals/Mining - 0.4%
Alcoa Corp.		195,800	7,137
Alpha Natural Resources Holdings, Inc. (f)		2,784	13
ANR, Inc. (f)		2,784	46
Walter Energy GUC Trust (h)		13	4
Warrior Met Coal LLC Class A (h)		1,222	331

TOTAL METALS/MINING			7,531

Services - 1.2%
Avis Budget Group, Inc. (f)		136,600	5,084
HD Supply Holdings, Inc. (f)		150,000	6,345
United Rentals, Inc. (f)		80,000	10,121
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			22,072

Super Retail - 0.2%
Arena Brands Holding Corp. Class B (f)(h)		42,253	55
Liberty Interactive Corp. QVC Group Series A (f)		175,600	3,368

TOTAL SUPER RETAIL			3,423

Technology - 4.7%
Alphabet, Inc. Class A (f)		15,000	12,303
CDW Corp.		192,500	9,916
Dell Technologies, Inc. (f)		122,900	7,741
Facebook, Inc. Class A (f)		51,594	6,724
MSC Industrial Direct Co., Inc. Class A		4,400	449
NXP Semiconductors NV (f)		113,322	11,089
ON Semiconductor Corp. (f)		810,400	10,795
Qorvo, Inc. (f)		248,600	15,963
Skyworks Solutions, Inc.		99,300	9,110
VeriSign, Inc. (f)(g)		63,600	5,101

TOTAL TECHNOLOGY			89,191

Telecommunications - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	3,262
Broadview Networks Holdings, Inc. (f)		189,475	227
Pendrell Corp. (f)		3,747	25

TOTAL TELECOMMUNICATIONS			3,514

Utilities - 0.4%
Calpine Corp. (f)		559,800	6,606
Dynegy, Inc. (f)		178,500	1,705

TOTAL UTILITIES			8,311

TOTAL COMMON STOCKS
(Cost $336,670)			381,276

Convertible Preferred Stocks - 1.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%		211,700	4,685
Healthcare - 0.8%
Allergan PLC 5.50%		13,500	10,685
Teva Pharmaceutical Industries Ltd. 7%		6,650	4,043

TOTAL HEALTHCARE			14,728

Utilities - 0.2%
Dynegy, Inc. 7.00% (f)		45,600	3,063
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,450)			22,476
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 3.4%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		378	378
Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (d)		9,541	9,580
Energy - 0.9%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (d)		1,610	962
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (d)		1,885	2,119
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (d)		2,645	2,892
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (d)		2,295	2,266
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (d)		804	818
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5625% 7/25/21 (d)		4,514	3,982
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (d)		585	530
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)		568	284
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)		3,041	2,239

TOTAL ENERGY			16,092

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	983	378
Gaming - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		945	953
Healthcare - 0.3%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (d)		2,935	2,642
Tranche B 1LN, term loan 5.25% 12/31/22 (d)		3,560	3,353

TOTAL HEALTHCARE			5,995

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.289% 11/4/22 (d)		77	77
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (d)		730	733
Metals/Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (d)		1,376	1,304
Services - 0.0%
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (d)		564	568
Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (d)		6,000	5,810
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (d)		740	740

TOTAL SUPER RETAIL			6,550

Technology - 1.2%
Compuware Corp. term loan 9.25% 12/15/22 (d)		5,009	5,024
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (d)		5,620	5,667
Kronos, Inc. term loan 9.25% 11/1/24 (d)		3,650	3,767
Landesk Group, Inc. term loan 5.25% 1/20/24 (d)		560	563
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (d)		997	1,000
Tranche 2LN, term loan 8% 4/9/22 (d)		7,065	7,030

TOTAL TECHNOLOGY			23,051

TOTAL BANK LOAN OBLIGATIONS
(Cost $65,790)			65,659

Preferred Securities - 2.9%
Banks & Thrifts - 2.9%
Bank of America Corp. 6.1% (d)(i)		2,590	2,760
Barclays Bank PLC 7.625% 11/21/22		11,090	12,312
Citigroup, Inc. 5.35% (d)(i)		17,320	17,108
Credit Agricole SA:
6.625% (b)(d)(i)		9,035	8,955
7.875% (b)(d)(i)		2,365	2,429
8.125% (b)(d)(i)		6,230	6,679
Goldman Sachs Group, Inc. 5.375% (d)(i)		4,045	4,188
Royal Bank of Scotland Group PLC 8% (d)(i)		1,515	1,481
TOTAL BANKS & THRIFTS
(Cost $55,822)			55,912
		Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.62% (j)		67,997,536	68,011
Fidelity Securities Lending Cash Central Fund 0.65% (j)(k)		13,951,693	13,954
TOTAL MONEY MARKET FUNDS
(Cost $81,966)			81,965
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,848,688)			1,902,721
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(2,710)
NET ASSETS - 100%			$1,900,011

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $702,733,000 or 37.0% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $912,000 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Ovation Acquisition I LLC	12/23/15	$6
Walter Energy GUC Trust	7/18/16	$4
Warrior Met Coal LLC Class A	9/19/13 - 5/28/14	$2,401
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$67
Fidelity Securities Lending Cash Central Fund	6
Total	$73

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$101,276	$100,217	$--	$1,059
Consumer Staples	10,818	10,818	--	--
Energy	26,367	25,450	--	917
Financials	34,446	34,446	--	--
Health Care	44,406	40,043	4,043	320
Industrials	45,338	44,816	--	522
Information Technology	92,004	92,004	--	--
Materials	31,771	31,771	--	--
Real Estate	5,725	5,725	--	--
Telecommunication Services	227	227	--	--
Utilities	11,374	11,374	--	--
Corporate Bonds	1,295,433	--	1,295,432	1
Bank Loan Obligations	65,659	--	64,903	756
Preferred Securities	55,912	--	55,912	--
Money Market Funds	81,965	81,965	--	--
Total Investments in Securities:	$1,902,721	$478,856	$1,420,290	$3,575

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,839,301,000. Net unrealized appreciation aggregated $63,420,000, of which $163,219,000 related to appreciated investment securities and $99,799,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

January 31, 2017

AHI-QTLY-0317
1.813042.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.2%
	Principal Amount	Value
Aerospace - 0.2%
TransDigm, Inc.:
6% 7/15/22	$165,000	$166,238
6.375% 6/15/26 (a)	800,000	788,000
6.5% 5/15/25	705,000	708,525

TOTAL AEROSPACE		1,662,763

Air Transportation - 2.7%
Air Canada:
6.625% 5/15/18 (a)	3,205,000	3,358,840
7.75% 4/15/21 (a)	615,000	691,875
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,634,101
Allegiant Travel Co. 5.5% 7/15/19	1,610,000	1,654,275
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,355,000	1,366,924
5.5% 10/1/19 (a)	2,775,000	2,877,328
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	254,195	263,092
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	725,644	804,558
6.25% 10/11/21	1,467,979	1,537,708
9.25% 5/10/17	545,566	555,113
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	831,856	939,997
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,233,100
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,273,144
Series 2013-1 Class B, 5.375% 5/15/23	393,594	406,386
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	718,108	754,014
United Continental Holdings, Inc.:
5% 2/1/24	825,000	819,844
6% 12/1/20	615,000	654,975
6.375% 6/1/18	185,000	194,019

TOTAL AIR TRANSPORTATION		22,019,293

Automotive & Auto Parts - 0.8%
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	635,000	639,096
4.5% 9/15/23 pay-in-kind (a)(b)	435,000	430,650
4.75% 9/15/26 pay-in-kind (a)(b)	525,000	515,813
Tenneco, Inc. 5% 7/15/26	1,045,000	1,043,642
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,960,000	1,974,700
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,835,144

TOTAL AUTOMOTIVE & AUTO PARTS		6,439,045

Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.25% 4/15/21	1,440,000	1,454,400
Broadcasting - 0.5%
AMC Networks, Inc.:
4.75% 12/15/22	650,000	663,000
5% 4/1/24	1,150,000	1,173,000
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	900,000	914,625
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,425,000	1,359,992

TOTAL BROADCASTING		4,110,617

Building Materials - 1.3%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,955,000	2,016,094
6% 10/15/25 (a)	1,700,000	1,793,500
CEMEX Finance LLC 6% 4/1/24 (a)	1,825,000	1,875,188
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	770,000	778,855
7.75% 4/16/26 (a)	1,330,000	1,477,963
Eagle Materials, Inc. 4.5% 8/1/26	1,550,000	1,542,731
Masco Corp. 3.5% 4/1/21	745,000	760,168
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	615,000	649,594

TOTAL BUILDING MATERIALS		10,894,093

Cable/Satellite TV - 4.8%
Altice SA 7.75% 5/15/22 (a)	8,922,000	9,468,473
Altice U.S. Finance SA 5.5% 5/15/26 (a)	1,945,000	1,993,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	575,813
5.125% 5/1/23 (a)	2,800,000	2,905,000
5.125% 5/1/27 (a)(c)	2,145,000	2,185,219
5.5% 5/1/26 (a)	3,445,000	3,608,638
5.75% 2/15/26 (a)	1,450,000	1,536,548
5.875% 4/1/24 (a)	1,945,000	2,087,238
5.875% 5/1/27 (a)	820,000	869,971
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,080,000	2,111,200
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	1,465,000	1,558,394
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,157,100
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	609,875
5.5% 8/15/26 (a)	2,820,000	2,862,300
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,218,319
6% 1/15/27 (a)	2,185,000	2,167,739
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,763,363

TOTAL CABLE/SATELLITE TV		38,678,815

Capital Goods - 0.7%
Belden, Inc. 5.25% 7/15/24 (a)	335,000	336,675
General Cable Corp. 5.75% 10/1/22 (b)	1,555,000	1,543,338
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,804,788

TOTAL CAPITAL GOODS		5,684,801

Chemicals - 0.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	750,000	748,256
3.45% 6/1/23	845,000	792,188
4.5% 12/1/26 (a)	540,000	540,593
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	4,032,188
Versum Materials, Inc. 5.5% 9/30/24 (a)	960,000	998,400

TOTAL CHEMICALS		7,111,625

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,645,000	1,673,788
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (a)(b)	584,910	594,415
4.1557% 5/15/21 (a)(b)	1,475,000	1,513,719
4.625% 5/15/23 (a)	2,450,000	2,472,969
6% 2/15/25 (a)	1,475,000	1,484,219
7.25% 5/15/24 (a)	865,000	926,631
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,070,000	1,979,438
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	929,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (a)(b)	990,000	1,018,463
5.125% 7/15/23 (a)	2,030,000	2,076,081
5.75% 10/15/20	3,455,000	3,557,199
Sealed Air Corp. 6.875% 7/15/33 (a)	120,000	126,000

TOTAL CONTAINERS		16,678,759

Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,925,000	1,961,113
4.625% 7/1/22	1,410,000	1,478,963
Aircastle Ltd. 5% 4/1/23	490,000	497,389
FLY Leasing Ltd.:
6.375% 10/15/21	785,000	814,438
6.75% 12/15/20	1,790,000	1,872,788
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	560,000	591,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,090,000	1,102,263
5.875% 2/1/22	3,835,000	3,839,794
6% 8/1/20	4,120,000	4,220,940
6.25% 2/1/22 (a)	3,475,000	3,501,063
6.75% 2/1/24 (a)	760,000	757,340
ILFC E-Capital Trust I 4.67% 12/21/65 (a)(b)	2,555,000	2,293,113
ILFC E-Capital Trust II 4.92% 12/21/65 (a)(b)	4,420,000	3,966,950
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	2,945,000	3,055,438
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,577,075
5.25% 11/15/24 (a)	1,855,000	1,922,708
Navient Corp.:
5% 10/26/20	190,000	188,575
5.875% 10/25/24	635,000	585,788
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)(c)	790,000	788,025
SLM Corp.:
4.875% 6/17/19	2,990,000	3,017,957
5.5% 1/25/23	550,000	519,063
Springleaf Financial Corp. 7.75% 10/1/21	985,000	1,026,863

TOTAL DIVERSIFIED FINANCIAL SERVICES		39,579,146

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,290,000	1,992,300
National CineMedia LLC 5.75% 8/15/26	965,000	981,888

TOTAL DIVERSIFIED MEDIA		2,974,188

Energy - 13.3%
Antero Resources Corp.:
5% 3/1/25 (a)	1,720,000	1,681,300
5.125% 12/1/22	2,120,000	2,135,900
5.625% 6/1/23 (Reg. S)	690,000	703,800
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	523,388
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,340,000	1,246,200
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	2,265,000	2,395,238
7% 6/30/24 (a)	1,035,000	1,155,319
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,353,150
5.75% 3/15/23	735,000	705,600
6.125% 2/15/21	855,000	844,047
8% 12/15/22 (a)	2,835,000	3,026,363
Concho Resources, Inc. 4.375% 1/15/25	2,155,000	2,203,488
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,440,000	2,464,400
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,422,825
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,960,000	4,148,100
Ensco PLC:
4.5% 10/1/24	1,150,000	1,029,250
5.2% 3/15/25	2,970,000	2,687,850
8% 1/31/24 (a)	1,541,000	1,598,911
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,727,450
6% 10/1/22	965,000	945,700
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20 (a)	1,505,000	1,489,950
Forbes Energy Services Ltd. 9% 6/15/19 (d)	2,510,000	1,506,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,540,250
FTS International, Inc.:
6.25% 5/1/22	680,000	616,760
8.4634% 6/15/20 (a)(b)	620,000	634,725
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,245,000	3,366,688
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,521,000	870,773
Halcon Resources Corp. 8.625% 2/1/20 (a)	1,275,000	1,332,375
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,525,000	1,502,125
5.75% 10/1/25 (a)	1,470,000	1,482,863
Nabors Industries, Inc. 5.5% 1/15/23 (a)	942,000	984,390
Noble Holding International Ltd.:
4.625% 3/1/21	1,362,000	1,300,710
7.75% 1/15/24	3,090,000	3,087,992
NRG Yield Operating LLC 5% 9/15/26 (a)	1,540,000	1,501,500
Parsley Energy LLC/Parsley 5.375% 1/15/25 (a)	1,300,000	1,332,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	155,000	158,681
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,370,775
Rice Energy, Inc.:
6.25% 5/1/22	6,290,000	6,525,875
7.25% 5/1/23	3,595,000	3,855,638
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	4,285,000	4,654,581
5.75% 5/15/24	3,025,000	3,293,469
5.875% 6/30/26 (a)	1,490,000	1,652,038
6.25% 3/15/22	1,060,000	1,181,900
Southwestern Energy Co. 6.7% 1/23/25 (b)	645,000	648,225
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	715,000	731,088
6.375% 4/1/23	1,375,000	1,411,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,130,000	1,146,950
5.125% 2/1/25 (a)	470,000	486,450
5.25% 5/1/23	265,000	271,625
5.375% 2/1/27 (a)	470,000	487,038
6.75% 3/15/24	2,005,000	2,190,463
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,745,000	1,819,163
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,295,000	1,330,613
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	570,206
6.25% 10/15/22	2,150,000	2,289,750
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,414,800
4.55% 6/24/24	1,920,000	1,944,000
Trinidad Drilling Ltd. 6.625% 2/15/25 (a)(c)	355,000	362,988
Weatherford International Ltd.:
4.5% 4/15/22	1,035,000	921,150
7.75% 6/15/21	615,000	634,988
8.25% 6/15/23	1,725,000	1,759,500
9.875% 2/15/24 (a)	225,000	243,000
Whiting Petroleum Corp.:
5% 3/15/19	1,010,000	1,027,675
6.5% 10/1/18	1,910,000	1,910,000
WPX Energy, Inc.:
5.25% 9/15/24	1,265,000	1,245,633
6% 1/15/22	970,000	1,008,800
7.5% 8/1/20	1,010,000	1,095,850

TOTAL ENERGY		108,192,230

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,611,549	1,190,028
Environmental - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	800,000	814,000
Covanta Holding Corp. 5.875% 3/1/24	500,000	497,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,683,000	2,790,320

TOTAL ENVIRONMENTAL		4,101,820

Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	1,700,000	1,689,375
6.625% 6/15/24 (a)	865,000	901,503
Albertsons, Inc.:
6.625% 6/1/28	275,000	248,875
7.45% 8/1/29	250,000	243,750
7.75% 6/15/26	295,000	295,000
8% 5/1/31	1,570,000	1,538,600
8.7% 5/1/30	220,000	226,050
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	985,000	812,428
Tesco PLC 6.15% 11/15/37 (a)	2,335,000	2,316,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	896,000

TOTAL FOOD & DRUG RETAIL		9,168,081

Food/Beverage/Tobacco - 3.7%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	325,000	318,500
ESAL GmbH 6.25% 2/5/23 (a)	8,775,000	8,755,695
JBS Investments GmbH:
7.25% 4/3/24 (a)	530,000	555,838
7.75% 10/28/20 (a)	1,855,000	1,961,663
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	1,180,000	1,218,350
7.25% 6/1/21 (a)	1,850,000	1,911,050
8.25% 2/1/20 (a)	4,220,000	4,325,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,528,813
4.875% 11/1/26 (a)	610,000	610,763
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,705,000	1,694,344
Vector Group Ltd.:
6.125% 2/1/25 (a)	2,090,000	2,147,475
7.75% 2/15/21	4,415,000	4,600,430

TOTAL FOOD/BEVERAGE/TOBACCO		29,628,421

Gaming - 2.7%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,080,000	1,123,200
5.375% 4/15/26	340,000	354,450
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)(c)	210,000	216,038
MCE Finance Ltd. 5% 2/15/21 (a)	4,430,000	4,452,150
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	2,525,000	2,417,688
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	175,000	175,222
Scientific Games Corp.:
6.625% 5/15/21	3,635,000	3,344,200
7% 1/1/22 (a)	460,000	491,625
Wynn Macau Ltd. 5.25% 10/15/21 (a)	8,970,000	9,155,051

TOTAL GAMING		21,729,624

Healthcare - 5.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	1,175,000	1,136,813
Centene Corp. 4.75% 1/15/25	1,585,000	1,564,189
Community Health Systems, Inc. 6.875% 2/1/22	855,000	622,013
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,305,000	1,273,680
5.75% 8/15/22	625,000	649,219
Envision Healthcare Corp. 6.25% 12/1/24 (a)	2,265,000	2,383,913
HCA Holdings, Inc.:
4.5% 2/15/27	3,195,000	3,151,069
5% 3/15/24	1,915,000	1,993,994
5.25% 6/15/26	2,175,000	2,267,438
5.875% 2/15/26	3,450,000	3,588,000
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,527,325
5.75% 9/15/25	3,030,000	3,037,575
Horizon Pharma PLC 6.625% 5/1/23	1,455,000	1,400,438
Horizon Pharma, Inc. 8.75% 11/1/24 (a)	530,000	544,575
IMS Health, Inc. 5% 10/15/26 (a)	1,060,000	1,067,060
Kindred Healthcare, Inc.:
8% 1/15/20	1,090,000	1,073,650
8.75% 1/15/23	500,000	455,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	1,615,000	1,390,919
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	820,000	805,650
6.375% 3/1/24	895,000	945,344
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	815,000	843,525
Teleflex, Inc. 4.875% 6/1/26	625,000	621,875
Tenet Healthcare Corp.:
6.75% 6/15/23	2,020,000	1,908,900
7.5% 1/1/22 (a)	515,000	552,338
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,075,000	3,504,500
5.625% 12/1/21 (a)	820,000	647,800
5.875% 5/15/23 (a)	2,015,000	1,533,919
6.125% 4/15/25 (a)	2,220,000	1,662,225
6.75% 8/15/18 (a)	1,645,000	1,622,381
VPI Escrow Corp. 6.375% 10/15/20 (a)	1,845,000	1,616,681

TOTAL HEALTHCARE		45,392,008

Homebuilders/Real Estate - 2.6%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	2,260,000	2,457,750
CalAtlantic Group, Inc.:
5.25% 6/1/26	1,810,000	1,796,425
5.875% 11/15/24	640,000	665,600
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (a)	1,170,000	1,190,475
Lennar Corp. 4.125% 1/15/22	1,125,000	1,134,506
M/I Homes, Inc. 6.75% 1/15/21	1,850,000	1,935,692
Mattamy Group Corp. 6.875% 12/15/23 (a)	325,000	334,750
PulteGroup, Inc.:
4.25% 3/1/21	1,545,000	1,587,488
5% 1/15/27	1,035,000	1,018,181
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	640,000	640,000
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,565,000	1,590,431
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,104,227
5.875% 4/15/23 (a)	760,000	790,400
VEREIT Operating Partnership LP:
4.125% 6/1/21	690,000	700,212
4.875% 6/1/26	690,000	703,414
William Lyon Homes, Inc.:
5.875% 1/31/25 (a)	540,000	536,625
7% 8/15/22	2,865,000	2,993,925

TOTAL HOMEBUILDERS/REAL ESTATE		21,180,101

Hotels - 0.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,835,000	1,800,594
Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (a)	1,450,000	1,236,125
Carlson Travel, Inc.:
6.75% 12/15/23 (a)	290,000	301,238
9.5% 12/15/24 (a)	705,000	743,775
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	540,000	564,300
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,645,000	2,666,954
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	608,438
7.25% 11/30/21 (a)	1,335,000	1,410,361

TOTAL LEISURE		7,531,191

Metals/Mining - 0.5%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,455,000	1,360,425
3.875% 3/15/23	575,000	530,438
Lundin Mining Corp. 7.5% 11/1/20 (a)	390,000	413,564
Murray Energy Corp. 11.25% 4/15/21 (a)	675,000	490,219
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,578,325

TOTAL METALS/MINING		4,372,971

Publishing/Printing - 0.8%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	680,000	629,850
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,985,000	5,685,750

TOTAL PUBLISHING/PRINTING		6,315,600

Restaurants - 0.1%
Yum! Brands, Inc. 5.35% 11/1/43	650,000	546,000
Services - 2.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	500,000	438,750
APX Group, Inc.:
6.375% 12/1/19	8,150,000	8,414,875
7.875% 12/1/22	2,030,000	2,202,550
8.75% 12/1/20	7,465,000	7,744,938
Aramark Services, Inc. 4.75% 6/1/26 (a)	2,705,000	2,694,180
Garda World Security Corp.:
7.25% 11/15/21 (a)	170,000	162,775
7.25% 11/15/21 (a)	390,000	373,425
The ServiceMaster Co. 5.125% 11/15/24 (a)	1,195,000	1,209,938
United Rentals North America, Inc. 4.625% 7/15/23	525,000	536,156

TOTAL SERVICES		23,777,587

Steel - 0.6%
Steel Dynamics, Inc.:
5% 12/15/26 (a)	1,710,000	1,739,925
5.125% 10/1/21	3,155,000	3,265,425

TOTAL STEEL		5,005,350

Super Retail - 2.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,575,000	3,512,438
JC Penney Corp., Inc.:
5.65% 6/1/20	9,191,000	9,053,135
5.875% 7/1/23 (a)	1,210,000	1,226,940
7.4% 4/1/37	3,940,000	3,378,550
8.125% 10/1/19	590,000	624,663
L Brands, Inc.:
5.625% 10/15/23	725,000	754,000
6.75% 7/1/36	1,500,000	1,447,500
6.875% 11/1/35	935,000	911,625
Netflix, Inc. 4.375% 11/15/26 (a)	1,500,000	1,471,875

TOTAL SUPER RETAIL		22,380,726

Technology - 6.8%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (a)	875,000	985,469
EMC Corp. 2.65% 6/1/20	2,465,000	2,390,131
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,245,000	1,344,600
Lucent Technologies, Inc.:
6.45% 3/15/29	10,190,000	10,627,102
6.5% 1/15/28	3,290,000	3,421,600
Micron Technology, Inc.:
5.25% 8/1/23 (a)	540,000	541,350
5.25% 1/15/24 (a)	1,045,000	1,049,180
5.5% 2/1/25	735,000	738,675
5.625% 1/15/26 (a)	1,140,000	1,141,710
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,566,000	1,605,150
6% 7/1/24 (a)	1,995,000	2,039,888
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,515,000	2,555,869
4.125% 6/1/21 (a)	4,930,000	5,089,732
4.625% 6/1/23 (a)	965,000	1,020,488
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,488,538
Qorvo, Inc.:
6.75% 12/1/23	2,735,000	2,981,013
7% 12/1/25	3,105,000	3,431,025
Sensata Technologies BV 5% 10/1/25 (a)	1,385,000	1,384,308
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	498,713
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,792,563
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (a)	1,055,000	725,313
VeriSign, Inc. 5.25% 4/1/25	1,035,000	1,069,196
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	3,250,000	3,426,735

TOTAL TECHNOLOGY		55,348,348

Telecommunications - 10.0%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	406,575
6.625% 2/15/23 (a)	2,410,000	2,524,475
7.5% 5/15/26 (a)	4,990,000	5,264,450
Altice Finco SA:
7.625% 2/15/25 (a)	1,380,000	1,426,575
9.875% 12/15/20 (a)	6,195,000	6,527,981
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,146,875
Intelsat Jackson Holdings SA:
7.25% 10/15/20	750,000	588,750
8% 2/15/24 (a)	970,000	1,006,375
Neptune Finco Corp.:
10.125% 1/15/23 (a)	1,445,000	1,675,304
10.875% 10/15/25 (a)	1,445,000	1,719,550
Sable International Finance Ltd. 6.875% 8/1/22 (a)	4,550,000	4,774,679
SBA Communications Corp. 4.875% 9/1/24 (a)	3,960,000	3,865,356
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,546,156
6.25% 5/15/24 (a)	490,000	493,063
Sprint Capital Corp. 6.875% 11/15/28	8,300,000	8,549,000
Sprint Communications, Inc.:
6% 11/15/22	4,030,000	4,090,450
7% 3/1/20 (a)	565,000	613,731
Sprint Corp.:
7.25% 9/15/21	4,115,000	4,409,223
7.625% 2/15/25	3,170,000	3,397,844
7.875% 9/15/23	2,345,000	2,561,913
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,586,250
6.375% 3/1/25	2,375,000	2,567,969
6.625% 4/1/23	770,000	818,279
6.731% 4/28/22	1,075,000	1,118,000
Telecom Italia Capital SA:
6% 9/30/34	1,930,000	1,901,050
6.375% 11/15/33	2,040,000	2,058,462
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	710,000	761,475
Wind Acquisition Finance SA 7.375% 4/23/21 (a)	1,780,000	1,851,022
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	580,000	593,804
6.375% 5/15/25	1,200,000	1,269,756

TOTAL TELECOMMUNICATIONS		81,114,392

Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,915,000	2,645,363
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,005,000	928,369
Teekay Corp. 8.5% 1/15/20	410,000	403,850

TOTAL TRANSPORTATION EX AIR/RAIL		3,977,582

Utilities - 4.8%
Calpine Corp. 5.25% 6/1/26 (a)	1,910,000	1,924,325
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,290,820
DPL, Inc. 6.75% 10/1/19	945,000	963,900
Dynegy, Inc. 7.625% 11/1/24	2,465,000	2,347,913
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,035,000	1,958,688
7% 6/15/23	4,325,000	4,249,313
NRG Energy, Inc. 6.625% 1/15/27 (a)	1,550,000	1,538,375
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,120,128	8,790,039
PPL Energy Supply LLC 6.5% 6/1/25	615,000	496,613
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	5,810,000	5,621,175
The AES Corp.:
3.9307% 6/1/19 (b)	304,000	304,380
4.875% 5/15/23	240,000	238,800
6% 5/15/26	1,500,000	1,552,500
7.375% 7/1/21	3,445,000	3,875,625

TOTAL UTILITIES		39,152,466

TOTAL NONCONVERTIBLE BONDS
(Cost $628,449,427)		650,866,453
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (Escrow)	421,321	421,321
Southwestern Energy Co. (e)	14,254	128,429

TOTAL ENERGY		549,750

Healthcare - 0.0%
HealthSouth Corp.	19	738
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (e)	1	23,749
TOTAL COMMON STOCKS
(Cost $1,387,898)		574,237

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $1,817,294)	102,500	2,268,325
	Principal Amount	Value

Bank Loan Obligations - 10.6%
Aerospace - 0.5%
TransDigm, Inc.:
Tranche D, term loan 3.9833% 6/4/21 (b)	955,500	952,070
Tranche F, term loan 3.7783% 6/9/23 (b)	3,137,118	3,127,863

TOTAL AEROSPACE		4,079,933

Air Transportation - 0.4%
American Airlines, Inc.:
Tranche B, term loan 3.2633% 10/10/21 (b)	1,672,929	1,681,997
Tranche B, term loan 3.2672% 12/14/23 (b)	1,685,000	1,692,161

TOTAL AIR TRANSPORTATION		3,374,158

Automotive & Auto Parts - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 1/25/24 (f)	72,727	73,273
Tranche 2LN, term loan:
1/25/24 (f)	7,273	7,327
1/25/25 (f)	20,000	20,200

TOTAL AUTOMOTIVE & AUTO PARTS		100,800

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.2656% 10/4/23 (b)	1,456,350	1,465,452
Building Materials - 0.4%
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (b)	2,986,517	3,005,183
Cable/Satellite TV - 1.0%
CSC Holdings LLC Tranche B, term loan 3.7672% 10/11/24 (b)	1,476,563	1,485,791
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	2,104,725	2,113,207
Zayo Group LLC:
term loan 2.7694% 1/19/21 (b)	745,000	748,412
Tranche 1LN, term loan 1/19/24 (f)	60,125	60,601
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	124,875	125,864
Ziggo Secured Finance Partnership:
Tranche D, term loan 3.7672% 8/31/24 (b)	1,675,000	1,673,962
Tranche E, term loan 4/23/25 (f)	1,750,000	1,753,465

TOTAL CABLE/SATELLITE TV		7,961,302

Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (b)	460,000	466,132
Tranche B 1LN, term loan 4.25% 12/7/23 (b)	940,000	948,225
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (b)	1,136,131	1,148,060
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	2,708,212	2,714,712
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	1,937,891	1,952,425

TOTAL CONTAINERS		7,229,554

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	925,000	871,813
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	230,888	227,904
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	1,170,000	1,185,362

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,285,079

Energy - 0.2%
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	1,160,000	1,268,263
Food & Drug Retail - 0.2%
Albertson's LLC term loan 4.0614% 6/22/23 (b)	350,476	352,491
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (b)	1,615,000	1,618,359

TOTAL FOOD & DRUG RETAIL		1,970,850

Food/Beverage/Tobacco - 0.1%
Pinnacle Foods Finance LLC Tranche B, term loan 1/27/24 (f)	590,000	591,109
Gaming - 0.3%
Scientific Games Corp. Tranche B 2LN, term loan 6.0078% 10/1/21 (b)	2,156,000	2,170,833
Healthcare - 0.7%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	2,350,000	2,372,772
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	140,000	140,934
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	2,460,000	2,480,492
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.53% 10/20/18 (b)	6,271	6,264
Tranche BD 2LN, term loan 5.02% 2/13/19 (b)	499,266	499,475

TOTAL HEALTHCARE		5,499,937

Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (b)	1,465,000	1,428,829
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	1,456,164	1,379,715

TOTAL METALS/MINING		2,808,544

Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	407,950	386,361
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	1,995,833	1,996,551

TOTAL PUBLISHING/PRINTING		2,382,912

Services - 1.8%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	2,342,121	2,260,147
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	2,507,450	2,501,808
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	2,790,816	2,792,909
Tranche DD, term loan 4% 11/8/20 (b)	713,930	714,465
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	2,111,551	2,130,787
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,388,043	2,379,088
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	1,760,000	1,790,061

TOTAL SERVICES		14,569,265

Super Retail - 0.4%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 1/26/25 (f)	330,000	333,300
Tranche B 1LN, term loan 1/26/24 (f)	345,000	344,031
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	1,637,977	1,635,422
PetSmart, Inc. term loan 4% 3/11/22 (b)	1,024,572	1,014,787

TOTAL SUPER RETAIL		3,327,540

Technology - 1.5%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	1,560,000	1,554,150
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,299,378	1,304,251
Kronos, Inc. term loan:
5% 11/1/23 (b)	2,835,000	2,865,136
9.25% 11/1/24 (b)	710,000	732,720
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	240,000	241,243
10% 1/20/25 (b)	550,000	545,600
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	405,000	408,183
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	1,457,875	1,479,743
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	3,231,900	3,244,020

TOTAL TECHNOLOGY		12,375,046

Telecommunications - 0.9%
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	2,296,309	2,307,790
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	2,358,238	2,373,967
Radiate Holdco LLC Tranche B, term loan 3.78% 12/8/23 (b)	2,100,000	2,115,414
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (f)	580,000	580,725
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	50,000	50,000

TOTAL TELECOMMUNICATIONS		7,427,896

Transportation Ex Air/Rail - 0.1%
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	995,000	988,363
Utilities - 0.1%
Calpine Corp. Tranche B, term loan 3.0673% 11/30/17 (b)	1,155,000	1,155,000
TOTAL BANK LOAN OBLIGATIONS
(Cost $84,931,477)		86,037,019

Preferred Securities - 4.9%
Banks & Thrifts - 4.9%
Bank of America Corp.:
6.25% (b)(g)	1,600,000	1,711,560
6.5% (b)(g)	635,000	692,490
Barclays Bank PLC 7.625% 11/21/22	5,105,000	5,667,396
Barclays PLC:
6.625% (b)(g)	4,160,000	4,035,547
8.25% (b)(g)	4,090,000	4,313,339
BNP Paribas SA 7.375% (a)(b)(g)	1,905,000	1,992,187
Citigroup, Inc.:
5.875% (b)(g)	785,000	825,711
5.95% (b)(g)	1,135,000	1,205,922
5.95% (b)(g)	1,235,000	1,272,137
6.125% (b)(g)	2,645,000	2,813,480
Credit Agricole SA:
6.625% (a)(b)(g)	6,360,000	6,303,467
7.875% (a)(b)(g)	1,480,000	1,520,200
JPMorgan Chase & Co.:
5.3% (b)(g)	590,000	615,087
6% (b)(g)	1,280,000	1,353,600
6.75% (b)(g)	975,000	1,099,956
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	2,785,000	2,720,597
8.625% (b)(g)	1,415,000	1,472,175
TOTAL PREFERRED SECURITIES
(Cost $38,372,277)		39,614,851
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.62% (h)
(Cost $38,689,422)	38,681,971	38,689,708
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $793,647,795)		818,050,593
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,150,867)
NET ASSETS - 100%		$811,899,726

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $359,668,530 or 44.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,777
Total	$122,777

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,818,075	$2,396,754	$--	$421,321
Health Care	738	738	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	650,866,453	--	650,866,453	--
Bank Loan Obligations	86,037,019	--	86,037,019	--
Preferred Securities	39,614,851	--	39,614,851	--
Money Market Funds	38,689,708	38,689,708	--	--
Total Investments in Securities:	$818,050,593	$41,087,200	$776,518,323	$445,070

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $791,206,798. Net unrealized appreciation aggregated $26,843,795, of which $33,718,407 related to appreciated investment securities and $6,874,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2017

FAV-QTLY-0317
1.813029.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.9%
Delphi Automotive PLC	7,114	$498,407
Tenneco, Inc.	5,511	371,717
Visteon Corp.	2,872	257,245
		1,127,369
Diversified Consumer Services - 1.7%
H&R Block, Inc.	17,841	382,868
Houghton Mifflin Harcourt Co. (a)	66,625	752,863
Service Corp. International	15,328	446,505
ServiceMaster Global Holdings, Inc. (a)	10,250	379,045
		1,961,281
Hotels, Restaurants & Leisure - 1.1%
Extended Stay America, Inc. unit	23,334	378,244
U.S. Foods Holding Corp.	7,400	201,280
Wyndham Worldwide Corp.	9,067	716,837
		1,296,361
Household Durables - 0.8%
PulteGroup, Inc.	7,640	164,336
Tupperware Brands Corp.	4,549	274,578
Whirlpool Corp.	2,919	510,504
		949,418
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	50,259	963,968
Leisure Products - 0.5%
Mattel, Inc.	8,235	215,839
Polaris Industries, Inc. (b)	2,065	173,605
Vista Outdoor, Inc. (a)	5,500	158,455
		547,899
Media - 4.0%
Altice NV Class A (a)	9,825	215,091
AMC Networks, Inc. Class A (a)	4,800	275,280
Charter Communications, Inc. Class A (a)	1,715	555,574
DISH Network Corp. Class A (a)	4,000	236,680
Liberty Broadband Corp. Class C (a)	6,773	578,008
Liberty Global PLC Class C (a)	12,700	446,151
Live Nation Entertainment, Inc. (a)	14,815	424,005
Omnicom Group, Inc.	3,021	258,749
Sinclair Broadcast Group, Inc. Class A	19,466	656,978
Tribune Media Co. Class A	10,225	294,889
Twenty-First Century Fox, Inc.:
Class A	12,803	401,758
Class B	11,332	351,405
		4,694,568
Specialty Retail - 1.0%
GameStop Corp. Class A	13,800	337,962
Michaels Companies, Inc. (a)	16,100	316,687
Sally Beauty Holdings, Inc. (a)	10,417	247,925
Signet Jewelers Ltd.	3,700	287,379
		1,189,953
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	12,900	337,457

TOTAL CONSUMER DISCRETIONARY		13,068,274

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
C&C Group PLC	17,164	73,243
Cott Corp.	63,661	675,626
Molson Coors Brewing Co. Class B	5,216	503,448
		1,252,317
Food & Staples Retailing - 0.8%
AdvancePierre Foods Holdings, Inc.	2,064	57,193
Kroger Co.	8,800	298,848
Walgreens Boots Alliance, Inc.	1,689	138,397
Whole Foods Market, Inc.	16,328	493,432
		987,870
Food Products - 1.2%
Bunge Ltd.	2,382	164,858
ConAgra Foods, Inc.	2,858	111,719
Darling International, Inc. (a)	28,229	338,748
Lamb Weston Holdings, Inc.	2,011	75,131
Mead Johnson Nutrition Co. Class A	1,549	109,143
Nomad Foods Ltd. (a)	29,406	302,000
The J.M. Smucker Co.	2,597	352,802
		1,454,401
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	11,200	337,026
Personal Products - 0.2%
Coty, Inc. Class A	9,277	178,118

TOTAL CONSUMER STAPLES		4,209,732

ENERGY - 8.5%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	23,349	1,472,855
BW Offshore Ltd. (a)	24,449	71,141
Dril-Quip, Inc. (a)	6,720	417,984
Halliburton Co.	6,855	387,787
Odfjell Drilling A/S (a)	28,635	54,506
SBM Offshore NV	16,700	271,136
Schlumberger Ltd.	2,685	224,761
TechnipFMC PLC (a)	8,130	273,331
		3,173,501
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	8,577	596,359
Boardwalk Pipeline Partners, LP	39,802	734,745
Cenovus Energy, Inc.	23,669	323,044
Devon Energy Corp.	8,600	391,644
Diamondback Energy, Inc. (a)	3,396	357,157
Energen Corp. (a)	5,086	274,085
EQT Corp.	5,604	339,771
GasLog Ltd.	26,315	439,461
Golar LNG Ltd.	9,500	245,670
Lundin Petroleum AB (a)	22,500	485,132
Marathon Petroleum Corp.	10,414	500,393
Newfield Exploration Co. (a)	10,716	429,497
Teekay Corp.	41,600	418,080
Teekay LNG Partners LP	25,100	456,820
Teekay Offshore Partners LP	83,000	482,230
WPX Energy, Inc. (a)	25,821	359,687
		6,833,775

TOTAL ENERGY		10,007,276

FINANCIALS - 17.7%
Banks - 5.0%
Bank of Ireland (a)	212,097	57,240
Barclays PLC sponsored ADR	31,205	345,439
CIT Group, Inc.	30,454	1,254,400
Cullen/Frost Bankers, Inc.	760	67,944
EFG Eurobank Ergasias SA (a)	81,516	49,498
First Citizen Bancshares, Inc.	1,379	505,734
First Citizen Bancshares, Inc. Class A (a)	1,408	516,370
Lloyds Banking Group PLC	196,300	161,006
PNC Financial Services Group, Inc.	2,531	304,884
U.S. Bancorp	26,699	1,405,702
Wells Fargo & Co.	22,049	1,242,020
		5,910,237
Capital Markets - 3.0%
Apollo Global Management LLC Class A	28,148	597,864
Ares Capital Corp.	27,719	468,451
Brookfield Asset Management, Inc. Class A	6,250	216,138
Fortress Investment Group LLC	47,711	267,659
Franklin Resources, Inc.	12,640	502,314
KKR & Co. LP	23,812	413,376
Legg Mason, Inc.	19,735	625,402
The Blackstone Group LP	12,988	397,822
		3,489,026
Consumer Finance - 4.3%
Capital One Financial Corp.	13,380	1,169,278
Discover Financial Services	21,152	1,465,411
OneMain Holdings, Inc. (a)	18,243	408,278
SLM Corp. (a)	49,000	582,120
Synchrony Financial	39,439	1,412,705
		5,037,792
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	7,452	1,223,171
Leucadia National Corp.	20,040	477,954
		1,701,125
Insurance - 3.8%
AFLAC, Inc.	6,388	447,096
AMBAC Financial Group, Inc. (a)	19,801	414,237
Chubb Ltd.	7,164	941,994
FNF Group	22,000	777,920
Greenlight Capital Re, Ltd. (a)	8,977	202,880
Reinsurance Group of America, Inc.	5,827	731,114
Torchmark Corp.	7,368	541,843
Willis Group Holdings PLC	3,600	450,468
		4,507,552
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	28,130	221,946

TOTAL FINANCIALS		20,867,678

HEALTH CARE - 7.1%
Biotechnology - 1.0%
Amgen, Inc.	2,900	454,372
United Therapeutics Corp. (a)	4,756	778,224
		1,232,596
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	9,200	340,400
Dentsply Sirona, Inc.	2,700	153,090
Hill-Rom Holdings, Inc.	1,165	68,584
The Cooper Companies, Inc.	100	18,461
Zimmer Biomet Holdings, Inc.	1,885	223,052
		803,587
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	77,427	188,535
Anthem, Inc.	3,500	539,490
Centene Corp. (a)	1,900	120,213
Cigna Corp.	2,368	346,249
DaVita HealthCare Partners, Inc. (a)	900	57,375
Envision Healthcare Corp. (a)	6,579	447,372
HCA Holdings, Inc. (a)	2,100	168,588
Laboratory Corp. of America Holdings (a)	5,556	745,671
McKesson Corp.	2,100	292,215
MEDNAX, Inc. (a)	6,600	451,110
Universal Health Services, Inc. Class B	1,432	161,286
		3,518,104
Health Care Technology - 0.3%
CompuGroup Medical AG	7,689	302,130
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	3,274	160,328
Bio-Rad Laboratories, Inc. Class A (a)	400	76,032
PerkinElmer, Inc.	800	42,552
QIAGEN NV (a)	2,118	61,380
		340,292
Pharmaceuticals - 1.8%
Endo International PLC (a)	25,831	316,171
Jazz Pharmaceuticals PLC (a)	7,746	944,392
Mallinckrodt PLC (a)	1,211	59,012
Perrigo Co. PLC	1,698	129,303
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,525	418,711
The Medicines Company (a)	3,200	115,360
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,600	118,508
		2,101,457

TOTAL HEALTH CARE		8,298,166

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	41,791	756,835
General Dynamics Corp.	2,195	397,471
KLX, Inc. (a)	10,000	489,900
Rockwell Collins, Inc.	600	54,456
Rolls-Royce Holdings PLC	14,430	121,539
		1,820,201
Airlines - 1.4%
Air Canada (a)	25,100	257,896
American Airlines Group, Inc.	14,750	652,688
Delta Air Lines, Inc.	7,072	334,081
Southwest Airlines Co.	3,310	173,146
United Continental Holdings, Inc. (a)	3,850	271,310
		1,689,121
Building Products - 0.2%
Allegion PLC	3,130	205,547
Commercial Services & Supplies - 0.5%
IWG PLC	117,900	370,351
Stericycle, Inc. (a)	1,200	92,568
West Corp.	4,514	109,555
		572,474
Construction & Engineering - 1.9%
AECOM (a)	44,315	1,636,553
Arcadis NV	23,195	314,740
Astaldi SpA	48,438	314,779
		2,266,072
Electrical Equipment - 0.8%
AMETEK, Inc.	6,860	350,546
Fortive Corp.	3,760	207,966
Regal Beloit Corp.	5,362	389,281
		947,793
Machinery - 2.1%
AGCO Corp.	2,660	167,048
Allison Transmission Holdings, Inc.	31,702	1,108,936
Flowserve Corp.	4,950	243,342
Ingersoll-Rand PLC	7,000	555,450
SPX Flow, Inc. (a)	8,500	296,565
TriMas Corp. (a)	5,090	108,417
		2,479,758
Road & Rail - 0.5%
CSX Corp.	6,790	314,988
Swift Transporation Co. (a)	14,258	325,510
		640,498
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	16,418	726,825
Ashtead Group PLC	13,700	276,788
HD Supply Holdings, Inc. (a)	8,200	346,860
MRC Global, Inc. (a)	9,700	199,335
Nexeo Solutions, Inc. (a)	8,000	72,080
Nexeo Solutions, Inc. (c)	14,400	129,744
Univar, Inc. (a)	14,938	445,451
WESCO International, Inc. (a)	7,441	526,079
		2,723,162

TOTAL INDUSTRIALS		13,344,626

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	18,967	717,332
Electronic Equipment & Components - 2.0%
Dell Technologies, Inc. (a)	8,378	527,730
Flextronics International Ltd. (a)	10,030	157,170
Jabil Circuit, Inc.	40,117	962,006
TE Connectivity Ltd.	8,564	636,733
		2,283,639
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (a)	200	164,038
IT Services - 4.3%
Alliance Data Systems Corp.	2,420	552,680
Amdocs Ltd.	6,080	356,957
Cognizant Technology Solutions Corp. Class A (a)	16,100	846,699
Computer Sciences Corp.	18,154	1,129,179
EVERTEC, Inc.	30,015	511,756
First Data Corp. Class A (a)	26,500	406,510
Total System Services, Inc.	17,920	908,186
Unisys Corp. (a)(b)	26,048	334,717
		5,046,684
Semiconductors & Semiconductor Equipment - 2.5%
Cree, Inc. (a)	19,210	529,812
Marvell Technology Group Ltd.	53,735	799,039
NXP Semiconductors NV (a)	2,144	209,790
Qorvo, Inc. (a)	12,960	832,162
Qualcomm, Inc.	11,287	603,064
		2,973,867
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	2,000	242,700
HP, Inc.	22,753	342,433
		585,133

TOTAL INFORMATION TECHNOLOGY		11,770,693

MATERIALS - 7.7%
Chemicals - 4.4%
Agrium, Inc.	1,866	192,185
Axalta Coating Systems (a)	18,446	534,934
CF Industries Holdings, Inc.	16,505	582,461
E.I. du Pont de Nemours & Co.	12,435	938,843
Eastman Chemical Co.	9,766	756,865
LyondellBasell Industries NV Class A	9,734	907,890
Olin Corp.	12,300	322,383
PPG Industries, Inc.	3,700	370,037
Syngenta AG sponsored ADR	3,000	255,120
Westlake Chemical Corp.	4,670	289,120
		5,149,838
Containers & Packaging - 1.8%
Avery Dennison Corp.	3,898	284,632
Ball Corp.	6,900	526,194
Berry Plastics Group, Inc. (a)	10,928	557,656
Graphic Packaging Holding Co.	65,406	818,229
		2,186,711
Metals & Mining - 1.5%
Compass Minerals International, Inc.	10,101	844,444
Freeport-McMoRan, Inc. (a)	17,936	298,634
Randgold Resources Ltd. sponsored ADR	2,403	204,111
Steel Dynamics, Inc.	11,205	378,841
		1,726,030

TOTAL MATERIALS		9,062,579

REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 10.0%
American Tower Corp.	13,419	1,388,867
AvalonBay Communities, Inc.	2,200	381,282
Boston Properties, Inc.	2,580	337,722
Colony NorthStar, Inc.	89,110	1,240,411
Corporate Office Properties Trust (SBI)	8,800	280,016
Douglas Emmett, Inc.	16,600	628,144
Equinix, Inc.	600	230,988
Equity Commonwealth (a)	900	27,756
Equity Lifestyle Properties, Inc.	14,366	1,062,222
Equity Residential (SBI)	6,100	370,697
Essex Property Trust, Inc.	3,570	800,751
Extra Space Storage, Inc.	8,875	639,444
First Potomac Realty Trust	3,660	37,478
Forest City Realty Trust, Inc. Class A	13,640	308,810
Grivalia Properties REIC	50,742	434,921
iStar Financial, Inc. (a)	58,566	657,111
Lamar Advertising Co. Class A	7,242	546,916
Mack-Cali Realty Corp.	17,600	493,152
NorthStar Realty Europe Corp.	2,424	29,112
Outfront Media, Inc.	33,824	927,792
Public Storage	700	150,500
Simon Property Group, Inc.	500	91,885
VEREIT, Inc.	24,280	207,108
Welltower, Inc.	3,000	198,900
WP Glimcher, Inc.	27,670	267,016
		11,739,001
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	18,297	555,497
Kennedy Wilson Europe Real Estate PLC	4,191	49,981
Kennedy-Wilson Holdings, Inc. (a)	12,086	247,159
Realogy Holdings Corp.	16,144	418,291
		1,270,928

TOTAL REAL ESTATE		13,009,929

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc. (a)(b)	16,404	165,680
Level 3 Communications, Inc. (a)	6,540	388,868
SBA Communications Corp. Class A (a)	1,210	127,365
		681,913
UTILITIES - 8.7%
Electric Utilities - 5.7%
American Electric Power Co., Inc.	19,211	1,230,657
Edison International	27,472	2,002,159
NextEra Energy, Inc.	4,128	510,716
OGE Energy Corp.	11,556	387,588
PG&E Corp.	6,720	415,901
Xcel Energy, Inc.	51,431	2,125,129
		6,672,150
Multi-Utilities - 3.0%
CMS Energy Corp.	12,763	543,704
DTE Energy Co.	5,679	560,177
Sempra Energy	23,922	2,449,369
		3,553,250

TOTAL UTILITIES		10,225,400

TOTAL COMMON STOCKS
(Cost $102,441,692)		114,546,266

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $757)	617,780	777
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $357,357)	650,000	244,712

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.53% 3/9/17 to 3/16/17 (d)
(Cost $199,887)	200,000	199,900
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (e)	2,614,135	$2,614,657
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	250,955	251,005
TOTAL MONEY MARKET FUNDS
(Cost $2,865,170)		2,865,662
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $105,864,863)		117,857,317
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(190,038)
NET ASSETS - 100%		$117,667,279

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,744 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,900.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,209
Fidelity Securities Lending Cash Central Fund	1,671
Total	$7,880

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,068,274	$13,068,274	$--	$--
Consumer Staples	4,209,732	3,872,706	337,026	--
Energy	10,007,276	10,007,276	--	--
Financials	20,867,678	20,657,174	210,504	--
Health Care	8,298,166	8,298,166	--	--
Industrials	13,345,403	13,223,864	121,539	--
Information Technology	11,770,693	11,770,693	--	--
Materials	9,062,579	9,062,579	--	--
Real Estate	13,009,929	13,009,929	--	--
Telecommunication Services	681,913	681,913	--	--
Utilities	10,225,400	10,225,400	--	--
Corporate Bonds	244,712	--	244,712	--
U.S. Government and Government Agency Obligations	199,900	--	199,900	--
Money Market Funds	2,865,662	2,865,662	--	--
Total Investments in Securities:	$117,857,317	$116,743,636	$1,113,681	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $106,305,215. Net unrealized appreciation aggregated $11,552,102, of which $16,848,835 related to appreciated investment securities and $5,296,733 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017